UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07840

                              SCHRODER SERIES TRUST
               (Exact name of registrant as specified in charter)

                                   ----------

                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                              Schroder Series Trust
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

    Shares                                                            Value $
---------------                                                  ---------------
                  COMMON STOCK -- 98.8%
                  AUSTRALIA -- 2.2%
         19,009   Abacus Property Group REIT (1)                           2,851
          6,960   Aditya Birla Minerals (1)                                  558
          7,062   Aspen Group REIT (1)                                     1,679
          2,668   Caltex Australia (1)                                    14,628
         10,757   Centro Retail Group REIT (1)                               400
         28,723   Commonwealth Property Office Fund REIT (1)              15,321
         11,208   GPT Group REIT (1)                                       5,310
         18,014   ING Industrial Fund REIT (1)                             1,687
         19,042   ING Office Fund REIT (1)                                 5,898
         27,747   Macquarie CountryWide Trust REIT (1)                     4,194
         15,703   Macquarie DDR Trust REIT (1)                               538
            774   Macquarie Group (1)                                     12,374
         25,045   Macquarie Office Trust REIT (1)                          2,940
          2,959   McPherson's (1)                                            839
          5,471   Metcash (1)                                             14,465
          5,945   Mirvac Group REIT (1)                                    4,203
          4,452   Mirvac REIT (1)                                            851
         11,656   Pacific Brands (1)                                       3,091
          3,805   Platinum Asset Management (1)                            7,481
         15,922   Qantas Airways (1)                                      24,387
         10,664   Rubicon America Trust REIT (1)                              67
          5,754   Stockland REIT (1)                                      13,072
          9,605   Telstra (1)                                             22,914
          1,584   Timbercorp (1)                                             128
                                                                 ---------------
                                                                         159,876
                  AUSTRIA -- 0.8%
            309   Austria Technologie & Systemtechnik (1)                  1,236
            769   OMV (1)                                                 21,899
          2,101   Telekom Austria (1)                                     29,466
            514   Wienerberger (1)                                         6,581
                                                                 ---------------
                                                                          59,182
                  BELGIUM -- 2.2%
          1,040   Anheuser-Busch InBev (3)                                     5
            657   Belgacom (1)                                            22,905
             70   Cofinimmo REIT (1)                                       8,464
            545   Delhaize Group (1)                                      34,997
          1,310   Dexia (1)                                                4,077
            551   Econocom Group (1)                                       4,042
            622   Euronav (1)                                              9,440
         12,983   Fortis (1) (2)                                          27,027
            136   Intervest Offices REIT (1)                               3,400
            949   KBC Ancora (1)                                           7,660
            298   KBC Groep (1)                                            5,396
             46   Retail Estates REIT (1)                                  2,016
            212   Solvay (1)                                              14,964
            321   Tessenderlo Chemie (1)                                   9,690
             66   Wereldhave Belgium REIT (1)                              4,465
                                                                 ---------------
                                                                         158,548
                  BERMUDA -- 0.6%
          3,963   Catlin Group (1)                                        19,939
          1,800   Dairy Farm International Holdings (1)                    7,790

    Shares                                                            Value $
---------------                                                  ---------------
          5,500   Kerry Properties (1)                                    12,874
         11,000   Noble Group (1)                                          7,416
                                                                 ---------------
                                                                          48,019
                  BRAZIL -- 1.3%
            420   Brasil Telecom Participacoes ADR                        13,587
          1,100   Braskem ADR                                              5,434
            400   Cia de Transmissao de Energia Eletrica
                     Paulista                                              7,329
            900   Cia Energetica de Minas Gerais ADR                      12,231
            500   Cia Paranaense de Energia ADR                            4,620
            800   CPFL Energia                                            10,367
            900   Light                                                    9,182
          1,400   Tele Norte Leste Participacoes ADR                      17,220
            700   Telecomunicacoes de Sao Paulo ADR                       13,146
                                                                 ---------------
                                                                          93,116
                  BRITISH VIRGIN ISLANDS -- 0.0%
          5,357   Livermore Investments Group                                933
                                                                 ---------------
                  CANADA -- 6.7%
          1,400   AGF Management Class B                                   9,180
            900   AltaGas Income Trust                                    12,169
          3,400   Amerigo Resources                                          943
            700   Atco Class I                                            21,693
            981   Baytex Energy Trust                                     11,419
          1,600   BCE                                                     32,765
          1,700   Biovail                                                 18,619
            900   Bonavista Energy Trust                                  13,212
          1,300   Canadian Oil Sands Trust                                19,825
            400   Empire Class A                                          16,927
            682   Enerplus Resources Fund                                 14,090
            340   Enerplus Resources Fund (Canada)                         7,054
          1,442   GAZ Metro LP                                            17,616
            700   George Weston                                           37,295
          2,902   Gerdau Ameristeel                                       17,006
          1,400   H&R Real Estate Investment Trust                         9,294
          1,200   Husky Energy                                            29,790
            900   Industrial Alliance Insurance and
                     Financial Services                                   14,481
          1,000   InnVest REIT                                             2,585
            600   Manitoba Telecom Services                               17,527
          1,700   Methanex                                                13,143
            718   Parkland Income Fund                                     4,368
          1,500   Power Corp. of Canada                                   25,873
          1,100   Power Financial                                         20,301
          1,300   Precision Drilling Trust                                 6,605
            893   Progress Energy Resources (3)                            7,647
          1,400   Provident Energy Trust                                   6,371
          2,200   Teck Cominco Class B                                     8,504
          1,800   Teck Cominco (United States) Class B                     6,876
          1,100   TELUS                                                   31,182
          1,600   Total Energy Services Trust                              4,580
          1,400   TransForce                                               4,795
          1,200   Trinidad Drilling                                        3,044
            700   Vermilion Energy Trust                                  14,797
            300   Wajax Income Fund                                        4,551

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

    Shares                                                            Value $
---------------                                                  ---------------
            900   Yellow Pages Income Fund                                 4,697
                                                                 ---------------
                                                                         490,824
                  CAYMAN ISLANDS -- 0.1%
         14,400   HKR International (1)                                    3,164
         28,500   Shui On Land (1)                                         7,224
                                                                 ---------------
                                                                          10,388
                  CHINA -- 1.3%
         44,000   Bank of China (1)                                       11,532
          7,900   Bengang Steel Plates (1)                                 2,778
         11,000   China Citic Bank (1)                                     4,081
          9,500   China COSCO Holdings Class H (1)                         5,679
         19,000   China Shineway Pharmaceutical
                     Group (1)                                            10,660
         14,000   Datang International Power
                     Generation (1)                                        6,951
         15,000   Industrial & Commercial Bank of
                     China Class H (1)                                     6,342
         10,000   Jiangxi Copper Class H (1)                               6,817
          3,000   Lianhua Supermarket Holdings (1)                         3,105
         24,000   People's Food Holdings (1)                              10,596
         12,000   PetroChina Class H (1)                                   8,858
          8,700   Shandong Chenming Paper Holdings (1)                     3,727
          4,500   Weiqiao Textile Class H (1)                              1,335
         10,000   Yanzhou Coal Mining (1)                                  6,497
         10,000   Zhejiang Expressway (1)                                  5,688
                                                                 ---------------
                                                                          94,646
                  CZECH REPUBLIC -- 0.3%
          1,215   Telefonica O2 Czech Republic (1)                        22,614
                                                                 ---------------
                  DENMARK -- 0.1%
            150   Amagerbanken (1)                                           823
            600   Danske Bank (1)                                          6,023
                                                                 ---------------
                                                                           6,846
                  FINLAND -- 2.0%
          1,016   Elisa (1)                                               16,059
            572   Kesko Class B Shares (1)                                14,051
             38   Lemminkainen (1)(3)                                        728
            769   Metso (1)                                                7,460
          1,706   Neste Oil (1)                                           24,680
          1,122   Nokia (1)                                               13,742
          1,088   Orion (1)                                               18,733
          1,254   Outokumpu (1)                                           14,275
          1,242   PKC Group (1)                                            5,728
            600   Rautaruukki (1)                                          9,521
          2,248   Stora Enso Class R Shares (1)                           13,689
            962   YIT (1)                                                  5,999
                                                                 ---------------
                                                                         144,665
                  FRANCE -- 6.9%
          1,300   Air France-KLM (1)                                      12,425
          1,609   AXA (1)                                                 25,322
            128   BNP Paribas (1)                                          4,883
            588   Bouygues (1)                                            20,009
            714   Carrefour (1)                                           24,330
            202   Cegid Group (1)                                          1,975
            243   Ciments Francais (1)                                    18,547

    Shares                                                            Value $
---------------                                                  ---------------
            462   CNP Assurances (1)                                      30,727
            138   Compagnie Plastic-Omnium (1)                             1,166
            607   Credit Agricole (1)                                      7,343
             26   Credit Industriel et Commercial (1)                      2,791
            201   Esso Ste Anonyme Francaise (1)                          19,916
            566   Euler Hermes (1)                                        20,185
             74   Fonciere Des Regions REIT (1)                            4,515
          1,316   France Telecom (1)                                      29,469
            374   Gecina REIT (1)                                         25,834
            394   Lafarge (1)                                             18,084
          6,515   Natixis (1)                                             10,115
            463   Nexity (1)                                               7,209
            479   Peugeot (1)                                              8,097
            254   Pierre & Vacances (1)                                   13,984
            246   PPR (1)                                                 12,392
            280   Rallye (1)                                               5,561
            403   Renault (1)                                              7,759
          1,864   Rexel (1)                                               11,359
            505   Sanofi-Aventis (1)                                      28,383
          1,353   SCOR (1)                                                27,420
            126   Societe de la Tour Eiffel REIT (1)                       3,925
            164   Societe Generale (1)                                     6,852
            169   Ste Industrielle d'Aviation Latecoere (1)                1,042
            659   Total (1)                                               32,818
             39   Total Gabon (1)                                         11,433
            949   Valeo (1)                                               10,551
            228   Vallourec (1)                                           22,259
            824   Vivendi (1)                                             21,212
                                                                 ---------------
                                                                         509,892
                  GERMANY -- 5.8%
             36   Allianz (1)                                              3,016
             48   Allianz (France) (1)                                     3,986
            730   BASF (1)                                                21,132
            765   Bayerische Motoren Werke (1)                            18,129
            300   Bechtle (1)                                              4,819
             61   Boewe Systec (1)                                           466
            612   Commerzbank (1)                                          2,765
            504   Continental (1)                                          8,929
            525   Daimler (1)                                             14,699
            212   Deutsche Bank (1)                                        5,520
            269   Deutsche Beteiligungs (1)                                4,260
          2,262   Deutsche Lufthansa (1)                                  27,396
          1,416   Deutsche Post (1)                                       17,656
          2,063   Deutsche Telekom (1)                                    24,878
            615   E.ON (1)                                                19,796
             94   EnBW Energie Baden-Wuerttemberg (1)                      4,206
             89   Generali Deutschland Holding (1)                         7,092
          1,166   Hannover Rueckversicherung (1)                          35,614
            738   HCI Capital (1)                                          1,504
            452   HeidelbergCement (1)                                    17,500
            566   Heidelberger Druckmaschinen (1)                          2,199
            475   Hypo Real Estate Holding (1)                               766
            455   Indus Holding (1)                                        6,158
            285   Koenig & Bauer (1)                                       3,160
            370   Leoni (1)                                                4,379

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

    Shares                                                            Value $
---------------                                                  ---------------
            504   MAN (1)                                                 21,889
            380   Metro (1)                                               13,767
            130   MPC Muenchmeyer Petersen Capital (1)                     1,030
            224   Muenchener Rueckversicherungs (1)                       29,562
            573   Norddeutsche Affinerie (1)                              17,218
            257   RWE (1)                                                 19,954
            297   Salzgitter (1)                                          21,519
            125   Schlott Gruppe (1)                                       1,452
            256   Sixt (1)                                                 3,145
          1,197   SQS Software Quality Systems (1)                         4,321
            691   ThyssenKrupp (1)                                        14,013
            358   Wincor Nixdorf (1)                                      16,981
                                                                 ---------------
                                                                         424,876
                  GREECE -- 1.1%
          1,277   Alpha Bank (1)                                          10,665
          1,473   EFG Eurobank Ergasias (1)                                9,205
          1,114   Hellenic Exchanges Holding Clearing
                     Settlement and Registry (1)                           7,116
          1,767   Hellenic Petroleum (1)                                  12,699
          1,878   Hellenic Telecommunications
                     Organization (1)                                     28,388
            992   Motor Oil Hellas Corinth Refineries (1)                  9,679
          2,596   Proton Bank (1)                                          2,212
                                                                 ---------------
                                                                          79,964
                  GUERNSEY -- 0.0%
          3,969   IRP Property Investments Limited (1)                     2,207
                                                                 ---------------
                  HONG KONG -- 4.6%
         30,000   Agile Property Holdings (1)                             11,506
         11,500   BOC Hong Kong Holdings (1)                              11,732
         28,000   Champion REIT (1)                                        6,923
         66,822   Champion Technology Holdings (1)                         2,111
         38,000   China Properties Group (1)                               5,706
         20,000   Chinese Estates Holdings (1)                            24,515
          4,000   Chow Sang Sang Holding (1)                               2,100
         12,000   CNOOC (1)                                               10,328
         30,000   Cnpc Hong Kong (1)                                       8,465
          9,000   Great Eagle Holdings (1)                                11,000
          4,000   Guoco Group (1)                                         23,068
         14,000   Hongkong Land Holdings (1)                              29,350
         30,000   Hung Hing Printing Group (1)                             4,070
          3,000   Hutchison Whampoa (1)                                   15,265
          1,600   Jardine Matheson Holdings (1)                           31,484
          8,500   Kingboard Chemical Holdings (1)                         13,684
         15,000   Kowloon Development (1)                                  6,364
         54,000   Lenovo Group (1)                                        10,036
         22,000   Lerado Group Holdings (1)                                1,124
         28,000   Norstar Founders Group (1)(2)                            2,636
          5,500   Orient Overseas International (1)                       12,950
         58,000   Pacific Andes International Holdings (1)                 4,597
         25,000   Pacific Basin Shipping (1)                              12,819
          2,781   Prosperity Minerals Holdings (1)                           989
         18,000   Public Financial Holdings (1)                            6,433
         24,000   Silver Grant International (1)                           2,238

    Shares                                                            Value $
---------------                                                  ---------------
         30,000   SIM Technology Group (1)                                 2,329
         48,000   Sinolink Worldwide Holdings (1)                          3,171
         21,000   Sunlight REIT (1)                                        3,791
          9,000   TAI Cheung Holdings (1)                                  3,099
         14,000   TPV Technology (1)                                       3,135
          7,200   Transport International Holdings (1)                    16,728
          5,000   Varitronix International (1)                             1,253
         27,000   Victory City International Holdings (1)                  1,518
          3,000   VTech Holdings (1)                                      11,479
          4,000   Wharf Holdings (1)                                       9,884
         26,000   Xinyi Glass Holdings (1)                                 6,610
         16,000   Xiwang Sugar Holdings (1)                                1,815
                                                                 ---------------
                                                                         336,305
                  INDONESIA -- 0.1%
         65,000   Aneka Tambang (1)                                        6,180
                                                                 ---------------
                  IRELAND -- 0.3%
          5,409   Allied Irish Banks (1)                                   7,748
          3,548   Anglo Irish Bank (1)(2)                                     --
          2,733   C&C Group (1)                                            2,727
            753   FBD Holdings (1)                                         7,691
          1,959   Irish Life & Permanent (1)                               4,110
                                                                 ---------------
                                                                          22,276
                  ISRAEL -- 0.7%
          4,582   Bank Leumi Le-Israel (1)                                 8,368
         15,580   Bezeq Israeli Telecommunication (1)                     23,097
            665   IDB Development (1)                                      6,137
            743   Partner Communications (1)                              11,451
                                                                 ---------------
                                                                          49,053
                  ITALY -- 5.5%
         14,452   Banca Monte dei Paschi di Siena (1)                     20,711
          1,765   Banca Popolare dell'Emilia Romagna (1)                  20,688
          4,015   Banca Popolare di Milano (1)                            20,474
            291   Banco di Sardegna (1)                                    3,415
          1,667   Banco Popolare (1)                                       9,501
          1,020   Buzzi Unicem (1)                                        12,696
          2,182   Caltagirone (1)                                          7,284
          1,884   Cementir Holding (1)                                     5,260
          8,978   Cofide (1)                                               4,490
          5,016   Enel (1)                                                28,116
          1,487   ENI (1)                                                 31,430
          1,475   ERG (1)                                                 17,519
             32   ErgyCapital (1)(3)                                          16
          2,480   Fiat (1)                                                12,066
          1,078   Fondiaria-Sai (1)                                       16,804
            802   Indesit (1)                                              3,036
          7,162   Intek (1)                                                2,833
          7,679   Intesa Sanpaolo (1)                                     24,184
          1,689   Italcementi (1)                                         15,768
            204   Italmobiliare (1)                                        7,159
          3,269   KME Group (1)                                            2,379
          1,425   Mediaset (1)                                             6,933
          2,381   Milano Assicurazioni (1)                                 6,467
          9,553   Pirelli & C (1)                                          2,731
            171   Pirelli & C Real Estate (1)                                909

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

    Shares                                                            Value $
---------------                                                  ---------------
          9,025   Saras (1)                                               29,660
         51,939   Seat Pagine Gialle (1)                                   3,322
          2,457   Sogefi (1)                                               3,929
         23,910   Telecom Italia (1)                                      29,359
          7,407   UniCredit (1)                                           13,024
          1,861   Unione di Banche Italiane (1)                           23,143
         13,810   Unipol Gruppo Finanziario (1)                           20,592
                                                                 ---------------
                                                                         405,898
                  JAPAN -- 25.6%
          2,300   ADEKA (1)                                               15,254
          1,300   Aichi (1)                                                5,403
          4,000   Aichi Steel (1)                                         11,367
          1,500   Aisan Industry (1)                                       6,676
          1,700   Aisin Seiki (1)                                         22,858
          2,000   Amada (1)                                                9,556
          1,300   Aoyama Trading (1)                                      19,017
          1,700   Arnest One (1)                                           2,174
            700   Astellas Pharma (1)                                     26,496
            700   Belluna (1)                                              1,976
          2,600   Brother Industries (1)                                  16,813
            600   Canon (1)                                               16,367
            800   Canon Finetech (1)                                       8,625
          1,800   Canon Marketing Japan (1)                               26,476
          4,000   Chuo Mitsui Trust Holdings (1)                          15,730
          1,300   CKD (1)                                                  4,794
          2,000   Commuture (1)                                           12,976
              4   Creed Office Investment REIT (1)                         2,847
              3   DA Office Investment REIT (1)                            5,093
          1,000   Daifuku (1)                                              5,088
          2,000   Daiichi Jitsugyo (1)                                     5,993
          6,000   Daikyo (1)                                               3,853
          1,600   Denso (1)                                               28,982
          9,000   DIC (1)                                                 14,549
            300   Doshisha (1)                                             3,992
            500   Excel (1)                                                4,581
             13   Fintech Global (1)                                         236
            600   Fuji (1)                                                 1,884
            600   Fuji Electronics (1)                                     4,868
            600   Fuji Machine Manufacturing (1)                           4,930
          1,200   FUJIFILM Holdings (1)                                   26,229
          1,200   Fujikura Rubber (1)                                      3,825
          2,000   Furukawa-Sky Aluminum (1)                                3,682
            600   Furusato Industries (1)                                  5,645
              2   Grandy House (1)                                           427
            360   Gulliver International (1)                               5,904
          1,000   Harima Chemicals (1)                                     4,159
          6,000   Hino Motors (1)                                         10,554
          3,000   Hitachi (1)                                              9,148
          5,000   Hitachi Cable (1)                                        9,055
          1,000   Hitachi High-Technologies (1)                           14,951
          3,000   Hitachi Kokusai Electric (1)                            17,228
          1,200   Honda Motor (1)                                         27,571
             12   Hoosiers (1)                                               308
          1,000   Hosokawa Micron (1)                                      3,569
          4,000   Ichiken (1)                                              4,193
          5,000   Isuzu Motors (1)                                         5,803

    Shares                                                            Value $
---------------                                                  ---------------
              5   ITC Networks (1)                                         8,155
          4,000   ITOCHU (1)                                              19,439
          1,300   Itoki (1)                                                4,036
          3,000   Iwasaki Electric (1)                                     5,389
            800   Japan General Estate (1)                                 1,089
              3   Japan Hotel and Resort REIT (1)                          3,419
              3   Japan Retail Fund Investment REIT (1)                   13,191
            700   JBCC Holdings (1)                                        4,328
            600   JFE Holdings (1)                                        14,907
            700   Joint (1)                                                  941
              4   Joint REIT Investment (1)                                4,989
          2,800   JTEKT (1)                                               17,301
            600   Kaga Electronics (1)                                     6,396
          2,000   Kanamoto (1)                                             6,953
          1,400   Kanto Auto Works (1)                                    13,007
          2,000   Kasai Kogyo (1)                                          4,189
          4,000   Kawasaki Kisen Kaisha (1)                               14,571
            900   Keihin (1)                                               7,591
            500   Kintetsu World Express (1)                               9,254
          2,000   Kitz (1)                                                 6,145
            700   Koa (1)                                                  3,688
            900   Komori (1)                                               8,412
            600   Kuroda Electric (1)                                      4,570
            200   Kyoshin Technosonic (1)                                    697
              4   LaSalle Japan REIT (1)                                   3,033
          2,000   Makino Milling Machine (1)                               4,577
          4,000   Marubeni (1)                                            14,232
          2,000   Mazda Motor (1)                                          3,100
          1,000   Meiwa Estate (1)                                         4,750
              4   MID REIT (1)                                             6,382
          1,000   Mikuni (1)                                               1,308
          8,000   Mitsubishi Chemical Holdings (1)                        32,779
          3,000   Mitsubishi Materials (1)                                 7,471
          3,000   Mitsui (1)                                              31,297
          6,000   Mitsui Chemicals (1)                                    17,242
          6,000   Mitsui Engineering & Shipbuilding (1)                    9,162
          2,000   Mitsui Home (1)                                         11,238
             44   Mitsui Knowledge Industry (1)                            7,040
          5,000   Mitsui OSK Lines (1)                                    28,549
          1,400   Mori Seiki (1)                                          11,113
            600   Muto Seiko (1)                                           2,577
            300   Nafco (1)                                                4,678
          1,000   Namura Shipbuilding (1)                                  3,012
          2,000   NEC (1)                                                  5,331
            700   NEC Leasing (1)                                          5,655
            600   NEC Mobiling (1)                                         9,614
          1,700   Neturen (1)                                             11,117
            800   Nihon Eslead (1)                                         4,184
          3,000   Nihon Yamamura Glass (1)                                 6,946
          3,000   Nippon Light Metal (1)                                   2,429
          6,000   Nippon Mining Holdings (1)                              21,816
          5,000   Nippon Oil (1)                                          21,721
          1,000   Nippon Pillar Packing (1)                                3,768
              5   Nippon Residential Investment REIT (1)                   2,702
          3,000   Nippon Steel Trading (1)                                 4,628

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

    Shares                                                            Value $
---------------                                                  ---------------
            600   Nippon Telegraph & Telephone (1)                        29,051
          1,000   Nippon Thompson (1)                                      4,086
          8,300   Nissan Motor (1)                                        24,997
          2,000   Nissan Shatai (1)                                       12,691
         10,000   Nisshin Steel (1)                                       16,702
          3,000   Nissin (1)                                               6,979
            500   Nitta (1)                                                6,468
            700   Nittan Valve (1)                                         1,845
          5,000   NSK (1)                                                 16,045
          5,000   NTN (1)                                                 13,318
          2,000   Okamoto Machine Tool Works (1)                           1,915
              5   Okinawa Cellular Telephone (1)                          11,390
          3,000   OKK (1)                                                  3,330
          2,000   OKUMA (1)                                                6,533
          2,400   Omron (1)                                               28,576
            400   Osaka Steel (1)                                          5,721
            300   Otsuka (1)                                              13,330
            600   Otsuka Kagu (1)                                          4,299
          2,000   Pacific Industrial (1)                                   5,692
          2,000   Pacific Metals (1)                                       9,169
            450   Pal                                                      5,208
              7   Pasona Group (1)                                         3,280
          2,000   Ricoh (1)                                               24,401
          2,000   Riken (1)                                                4,092
          5,000   Ryobi (1)                                                9,042
          2,000   Ryoden Trading (1)                                      11,012
          1,100   Ryosan (1)                                              24,312
          3,000   Sakai Chemical Industry (1)                              8,146
            600   Sanei-International (1)                                  4,630
          1,200   Sanoh Industrial (1)                                     4,828
            700   Sanshin Electronics (1)                                  5,286
          4,000   Sanwa Holdings (1)                                      13,669
          5,000   Sapporo Hokuyo Holdings (1)                             17,798
            900   Sato Shoji (1)                                           5,851
            800   Seiko Epson (1)                                         10,153
          1,000   Sekisui Jushi (1)                                        7,413
            210   SFCG (1)                                                 5,941
          3,000   Sharp (1)                                               22,267
          1,300   Shidax (1)                                               4,903
            600   Shinhokoku Steel (1)                                     1,584
            400   Shinko Shoji (1)                                         3,202
          2,000   Shinmaywa Industries (1)                                 4,940
         13,000   Showa Denko (1)                                         17,270
          3,400   Showa Shell Sekiyu (1)                                  31,823
          1,100   Sorun (1)                                                5,401
          2,100   Sumco (1)                                               27,162
          6,000   Sumikin Bussan (1)                                      15,744
          4,000   Sumitomo Electric Industries (1)                        30,100
          8,000   Sumitomo Light Metal Industries (1)                      7,482
            400   Sumitomo Mitsui Financial Group (1)                     15,848
              8   Tact Home (1)                                            1,983
          4,000   Taihei Kogyo (1)                                         9,785
         12,000   Taiheiyo Cement (1)                                     16,438
          1,100   Taiho Kogyo (1)                                          4,699
            400   Takachiho Electric (1)                                   3,121
          1,700   Takefuji (1)                                            12,002

    Shares                                                            Value $
---------------                                                  ---------------
            300   Takeuchi Manufacturing (1)                               2,226
          4,000   Takisawa Machine Tool (1)                                3,162
          2,000   TBK (1)                                                  2,570
            800   TDK (1)                                                 30,030
          3,000   Toho Zinc (1)                                            6,866
          1,000   Tokai Lease (1)                                          1,400
            900   Tokyo Electron (1)                                      32,980
          4,000   Tomoku (1)                                               7,506
          1,000   Toppan Printing (1)                                      6,732
          2,000   Toshiba Machine (1)                                      5,494
          3,000   Toshiba TEC (1)                                          8,928
          7,000   Tosoh (1)                                               14,668
          1,400   Toyo Machinery & Metal (1)                               1,998
            300   Toyoda Gosei (1)                                         3,396
          1,700   Toyota Auto Body (1)                                    22,663
            400   Toyota Boshoku (1)                                       3,213
          1,100   Toyota Industries (1)                                   21,973
            900   Toyota Motor (1)                                        28,943
          2,700   Toyota Tsusho (1)                                       24,210
          1,000   Trinity Industrial (1)                                   3,561
            400   Trusco Nakayama (1)                                      4,577
          1,700   Unipres (1)                                             11,186
            200   USC (1)                                                  2,057
          1,000   Yachiyo Industry (1)                                     5,499
          2,200   Yamaha Motor (1)                                        20,631
          1,700   Yamazen (1)                                              5,925
          2,000   Yaskawa Electric (1)                                     7,287
          4,000   Yokohama Rubber (1)                                     14,049
            300   Yorozu (1)                                               2,304
            600   Yusen Air & Sea Service (1)                              6,625
                                                                 ---------------
                                                                       1,883,425
                  LIECHTENSTEIN -- 0.1%
            225   Liechtenstein Landesbank (1)                             9,285
                                                                 ---------------
                  LUXEMBOURG -- 0.3%
          1,157   ArcelorMittal (1)                                       25,873
                                                                 ---------------
                  MALAYSIA -- 0.4%
         16,100   DRB-Hicom (1)                                            3,345
          5,300   Lingui Development (1)                                     912
          7,800   OSK Holdings (1)                                         2,119
          1,418   OSK Property Holdings (1)                                  137
          6,000   Shell Refining (1)                                      14,391
         14,000   Titan Chemicals (1)                                      2,485
          2,000   TM International (1)(3)                                  1,753
         11,300   Unisem M (1)                                             1,851
                                                                 ---------------
                                                                          26,993
                  MEXICO -- 0.6%
          1,600   Alfa Class A                                             2,677
          1,800   Cemex ADR (3)                                           14,022
             38   Gruma Class B (3)                                           17
          7,500   Grupo Continental                                       11,502
          2,500   Grupo Modelo                                             6,680
            500   Telefonos de Mexico ADR                                  8,855
                                                                 ---------------
                                                                          43,753

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

    Shares                                                            Value $
---------------                                                  ---------------
                  NETHERLANDS -- 3.8%
          2,705   Aegon (1)                                               14,136
            313   Draka Holding (1)                                        2,471
            695   Heineken Holding (1)                                    18,559
            325   Hunter Douglas (1)                                       9,437
          2,554   ING Groep (1)                                           21,063
            253   KAS Bank (1)                                             2,985
            779   Koninklijke DSM (1)                                     18,654
            935   Koninklijke Philips Electronics (1)                     16,983
            461   Nieuwe Steen Investments Funds REIT (1)                  7,660
          1,063   OCE (1)                                                  2,727
            536   Randstad Holding (1)                                    10,615
          1,608   Reed Elsevier (1)                                       17,783
          1,363   Royal Dutch Shell Class A Shares (1)                    34,014
          1,300   Royal Dutch Shell Class B Shares (1)                    30,900
          2,175   Royal KPN (1)                                           28,930
          2,249   SNS Reaal (1)                                            9,807
            521   USG People (1)                                           5,746
            446   Vastned Offices/Industrial REIT (1)                      4,710
            235   Vastned Retail REIT (1)                                  9,997
            447   Wavin (1)                                                1,420
            105   Wereldhave REIT (1)                                      7,523
                                                                 ---------------
                                                                         276,120
                  NEW ZEALAND -- 0.7%
         13,956   Air New Zealand (1)                                      6,325
         22,850   AMP NZ Office Trust REIT (1)                            10,853
          3,227   Fisher & Paykel Appliances Holdings (1)                  2,028
          8,052   ING Property Trust REIT (1)                              2,565
         13,558   Telecom Corp. of New Zealand (1)                        18,194
         10,489   Vector (1)                                              11,703
                                                                 ---------------
                                                                          51,668
                  NORWAY -- 1.8%
          9,000   ABG Sundal Collier Holding (1)                           6,076
          8,800   Acta Holding (1)                                         2,404
            640   Aker Class A Shares (1)                                 12,335
          2,100   Aker Solutions (1)                                       9,858
          1,900   DnB NOR (1)                                              6,443
          2,000   Norwegian Property (1)                                   1,525
          2,400   SpareBank 1 SMN (1)                                      9,489
            866   Sparebank 1 SR Bank (1)                                  3,499
            800   Sparebanken 1 Nord-Norge (1)                             5,762
            350   Sparebanken More (1)                                     8,880
          1,807   StatoilHydro (1)                                        31,131
          2,800   Storebrand (1)                                           7,122
          2,500   Telenor (1)                                             16,312
          2,200   Veidekke (1)                                             8,797
                                                                 ---------------
                                                                         129,633
                  PHILIPPINES -- 0.2%
         10,700   First Gen (1)(3)                                         3,003
          6,500   First Philippine Holdings (1)(3)                         2,678
            400   Globe Telecom (1)                                        7,105
         24,400   Universal Robina (1)                                     3,703
                                                                 ---------------
                                                                          16,489

    Shares                                                            Value $
---------------                                                  ---------------
                  POLAND -- 0.5%
            719   Bank Handlowy w Warszawie (1)                            7,189
            510   KGHM Polska Miedz (1)                                    4,362
          4,052   Telekomunikacja Polska (1)                              22,909
                                                                 ---------------
                                                                          34,460
                  PORTUGAL -- 0.6%
          3,581   Portugal Telecom (1)                                    28,895
          1,886   Semapa-Sociedade de Investimento e
                     Gestao (1)                                           15,272
            916   Sonae Industria (1)                                      1,879
                                                                 ---------------
                                                                          46,046
                  SINGAPORE -- 2.6%
         17,000   Beyonics Technology (1)                                  1,333
          8,000   CapitaCommercial Trust REIT (1)                          4,967
          4,500   DBS Group Holdings (1)                                  25,927
          9,000   Frasers Commercial Trust (1)                             1,351
          3,000   Jardine Cycle & Carriage (1)                            21,137
          3,000   Jardine Strategic Holdings (1)                          30,225
         18,000   Jurong Technologies Industrial (1)(2)                      294
         26,000   K1 Ventures (1)                                          2,405
          5,473   Kim Eng Holdings (1)                                     3,576
         18,800   MobileOne (1)                                           20,118
          4,733   Singapore Airlines (1)                                  34,616
          6,000   Singapore Petroleum (1)                                  9,608
          8,000   Singapore Telecommunications (1)                        13,896
         11,000   UOL Group (1)                                           14,039
          4,000   Venture (1)                                             10,668
          2,000   Wing Tai Holdings (1)                                      912
                                                                 ---------------
                                                                         195,072
                  SOUTH KOREA -- 1.0%
            160   Cambridge Members (1)                                      823
            660   Chokwang Paint (1)                                         948
          2,000   Dae Won Kang Up (1)                                      2,249
            121   GS Home Shopping (1)                                     3,907
          1,120   Hanil E-Wha (1)                                          1,086
            210   Husteel (1)                                              2,677
            190   Hyundai Motor (1)                                        6,411
            160   INTOPS (1)                                               1,666
            112   KB Financial Group                                       3,003
            190   Kolon Engineering & Construction (1)                       864
            160   Korea Development (1)                                      648
            700   Korea Exchange Bank (1)                                  3,332
             90   Korean Petrochemical Industries (1)                      1,296
            900   KT ADR                                                  12,717
             86   Nong Shim Holdings (1)                                   3,363
            210   Pusan City Gas (1)                                       2,647
            240   Samwhan (1)                                              1,875
          2,500   Seowon (1)                                                 967
            490   Shell-Line (1)                                           2,847
            109   SK Gas (1)                                               3,973
            580   SL (1)                                                   1,078
            273   S-Oil (1)                                               11,488
          1,020   Tae Kyung Industrial (1)                                 2,629
            250   Woori Finance Holdings (1)                               1,404
                                                                 ---------------
                                                                          73,898

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

    Shares                                                            Value $
---------------                                                  ---------------
                  SPAIN -- 2.2%
          1,370   Antena 3 de Television (1)                               6,424
          1,778   Banco Bilbao Vizcaya Argentaria (1)                     16,568
          3,310   Banco Santander Central Hispano                         26,766
            247   Cementos Portland Valderrivas (1)                        7,191
          2,144   Criteria Caixacorp (1)                                   7,431
          2,146   Gestevision Telecinco (1)                               18,397
         10,577   Mapfre (1)                                              29,787
          1,285   Repsol (1)                                              22,934
          1,528   Telefonica (1)                                          27,071
                                                                 ---------------
                                                                         162,569
                  SWEDEN -- 3.0%
            400   AddTech (1)                                              3,721
            750   Axfood (1)                                              14,219
          1,800   BE Group (1)                                             3,766
            600   Bilia Class A Shares (1)                                 1,252
          1,300   Billerud (1)                                             2,618
          1,950   Boliden (1)                                              3,941
          1,000   D Carnegie (1)(2)                                           --
          2,000   Electrolux, Series B (1)                                14,406
          1,700   Fabege (1)                                               5,694
            600   Haldex (1)                                               2,135
            300   Holmen Class B Shares (1)                                6,135
          1,100   JM (1)                                                   5,617
          2,500   Klovern (1)                                              5,040
            500   Kungsleden (1)                                           2,562
          1,300   NCC Class B Shares (1)                                   7,883
          2,400   Nobia (1)                                                4,949
            700   Skandinaviska Enskilda Banken (1)                        2,979
          1,800   Skanska Class B Shares (1)                              15,335
          3,000   SKF (1)                                                 25,074
          1,600   Ssab Svenskt Stal (1)                                   11,239
          1,900   Svenska Cellulosa Class B Shares (1)                    14,831
          1,700   Swedbank (1)                                             5,962
          2,400   Telefonaktiebolaget LM Ericsson
                     Class B Shares (1)                                   18,894
          6,000   TeliaSonera (1)                                         26,323
            800   Trelleborg Class B Shares (1)                            4,186
          2,500   Volvo Class A Shares (1)                                10,185
                                                                 ---------------
                                                                         218,946
                  SWITZERLAND -- 2.9%
            317   Baloise Holding (1)                                     19,666
            144   Bellevue Group (1)                                       4,587
            391   Credit Suisse Group (1)                                  9,979
            107   Helvetia Holding (1)                                    22,548
            533   Holcim (1)                                              21,490
            847   Nobel Biocare Holding (1)                               12,988
            200   Partners Group Holding (1)                              13,283
             15   Schweizerische National-Versicherungs
                     Gesellschaft (1)                                      7,737
            257   Swiss Life Holding (1)                                  13,939
            524   Swiss Reinsurance (1)                                   13,902
            107   Swisscom (1)                                            33,630
             36   Valora Holding (1)                                       5,198

    Shares                                                            Value $
---------------                                                  ---------------
            185   Zurich Financial Services (1)                           33,358
                                                                 ---------------
                                                                         212,305
                  TAIWAN -- 2.3%
         24,694   Advanced Semiconductor
                     Engineering (1)                                       7,967
         23,099   AU Optronics (1)                                        16,269
          2,454   AU Optronics ADR                                        17,374
            125   Chunghwa Telecom ADR                                     1,880
          2,100   Compal Communications (1)                                1,355
         30,300   Compal Electronics (1)                                  15,302
          9,282   Coretronic (1)                                           4,962
          7,000   Dah San Electric Wire & Cable (1)                        1,554
            906   Eclat Textile (1)                                          255
         18,582   Far EasTone Telecommunications (1)                      17,962
            715   First Insurance (1)                                        134
          7,000   Formosa Petrochemical (1)                               11,799
         53,000   HannStar Display (1)                                     6,347
         19,550   Inventec (1)                                             5,180
          6,050   Lite-On Technology (1)                                   3,628
          7,000   Marketech International (1)                              1,456
          3,150   Mirle Automation (1)                                     1,445
         15,713   Mitac International (1)                                  5,061
         12,339   POU Chen (1)                                             5,278
          3,150   Promate Electronic (1)                                     906
         26,780   Quanta Computer (1)                                     25,309
         16,000   Sinon (1)                                                3,839
          5,249   Sunplus Technology (1)                                   1,970
          6,000   U-Ming Marine Transport (1)                              7,015
          4,200   Unitech Printed Circuit Board (1)                          810
         16,575   Universal Scientific Industrial (1)                      3,571
          1,000   Yieh Phui Enterprise (1)                                   267
                                                                 ---------------
                                                                         168,895
                  THAILAND -- 0.8%
         36,800   CalComp Electronics Thailand (1)                         1,614
          5,100   Electricity Generating (1)                              10,041
          8,000   Hana Microelectronics (1)                                2,495
         96,400   IRPC (1)                                                 5,265
         20,900   MCS Steel (1)                                            1,202
          3,800   Padaeng Industry (1)                                     1,077
          5,100   Precious Shipping (1)                                    1,526
          2,600   PTT (1)                                                 11,740
          4,400   Regional Container Lines (1)                               809
          1,600   Siam Cement (1)                                          4,536
          3,600   Thai Airways International (1)                             714
         16,800   Thai Oil (1)                                            11,577
         11,800   Thai Plastic & Chemical (1)                              4,366
          5,900   Thanachart Capital (1)                                   1,238
                                                                 ---------------
                                                                          58,200
                  UNITED KINGDOM -- 6.8%
          6,557   Ashmore Group (1)                                       12,031
            840   AstraZeneca (1)                                         32,409
          5,040   Aviva (1)                                               22,797
          2,576   Barclays (1)                                             3,795
          1,384   Barratt Developments (1)                                 1,385
          6,061   Beazley Group (1)                                       11,172
          4,623   BP (1)                                                  32,781

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

    Shares                                                            Value $
---------------                                                  ---------------
          4,137   Brit Insurance Holdings (1)                             12,094
            667   British Land (1)                                         4,359
            920   British Polythene Industries (1)                         2,124
         14,319   BT Group (1)                                            21,714
          1,162   Capital & Regional (1)                                     506
            869   Carnival (1)                                            15,850
         13,212   Charlemagne Capital (1)                                  1,956
          9,886   Chaucer Holdings (1)                                     5,889
          2,439   Chesnara (1)                                             4,467
          6,947   Clinton Cards (1)                                          942
          1,805   Close Brothers Group (1)                                12,977
          7,410   Collins Stewart (1)                                      5,689
          1,586   Dawson Holdings (1)                                      1,617
          6,055   Debenhams (1)                                            2,745
          5,794   DS Smith (1)                                             6,784
          8,352   Electrocomponents (1)                                   15,828
         11,520   Ennstone (1)(2)                                            192
          1,862   GlaxoSmithKline (1)                                     32,881
          9,524   Henderson Group (3)                                     10,365
          8,449   Home Retail Group (1)                                   25,086
          3,938   Investec (1)                                            14,206
          6,366   Johnston Press (1)                                         800
          3,355   Kazakhmys (1)                                           10,714
         11,027   Kcom Group (1)                                           2,469
          7,722   Kesa Electricals (1)                                    11,266
         36,240   Legal & General Group (1)                               32,282
          4,730   Lloyds TSB Group (1)                                     6,170
          9,172   Man Group (1)                                           27,265
            393   Mapeley (1)                                                399
          2,706   Marston's (1)                                            4,056
          2,271   McBride (1)                                              4,123
          3,467   Millennium & Copthorne Hotels (1)                       11,759
            238   Mondi (1)                                                  628
            191   Northgate (1)                                              215
          6,579   Old Mutual (1)                                           4,963
         10,545   Pendragon (1)                                              359
          1,994   Persimmon (1)                                            8,301
          3,473   Raymarine (1)                                              663
            936   Segro (1)                                                2,163
            665   Travis Perkins (1)                                       3,062
          3,038   TT electronics (1)                                       1,317
            876   Unilever (1)                                            19,240
            930   UTV Media (1)                                              901
         11,512   Vodafone Group (1)                                      21,408
          2,171   Wolseley (1)                                             5,388
         24,233   Woolworths Group (1)(2)                                     --
          4,296   Yell Group (1)                                           2,741
                                                                 ---------------
                                                                         497,293
                                                                 ---------------
                  TOTAL COMMON STOCK
                     (Cost $12,689,291)                                7,257,231
                                                                 ---------------
                  PREFERRED STOCK -- 0.8%
                  BRAZIL -- 0.6%
          1,400   AES Tiete                                                9,702
            200   Centrais Eletricas de Santa Catarina
                     Class B                                               2,931
            300   Cia Energetica do Ceara Class A                          2,756
            720   Eletropaulo Metropolitana Eletricidade
                     de Sao Paulo Class B                                  8,073
            900   Telegraph Norte Leste Participacoes                     11,138

    Shares                                                            Value $
---------------                                                  ---------------
          1,000   Usinas Siderurgicas de Minas Gerais
                     Class A                                              12,445
                                                                 ---------------
                                                                          47,045
                  GERMANY -- 0.2%
            161   Dyckerhoff (1)                                           9,654
            918   ProSiebenSat.1 Media (1)                                 2,009
                                                                 ---------------
                                                                          11,663
                  TOTAL PREFERRED STOCK
                     (Cost $102,816)                                      58,708
                                                                 ---------------
                  RIGHTS -- 0.0%
                  BELGIUM -- 0.0%
          1,604   Fortis (1)(2)(3)                                            --
                                                                 ---------------
                  GERMANY -- 0.0%
            130   MPC Muenchmeyer Petersen Capital (3)                        --
                                                                 ---------------
                  UNITED KINGDOM -- 0.0%
          9,886   Chaucer Holdings (3)                                        75
                                                                 ---------------
                  TOTAL RIGHTS
                     (Cost $ -- )                                             75
                                                                 ---------------
                  SHORT-TERM INVESTMENT (4) -- 0.5%
         36,230   JPMorgan U.S. Government Money
                     Market Fund, 0.590%
                     (Cost $36,230)                                       36,230
                                                                 ---------------
                  TOTAL INVESTMENTS -- 100.1%
                     (Cost $12,828,337) *                              7,352,244
                                                                 ---------------
                  OTHER ASSETS LESS LIABILITIES -- (0.1)%                 (5,455)
                                                                 ---------------
                  NET ASSETS - 100.0%                            $     7,346,789
                                                                 ===============

* At January 31, 2009, the tax basis cost of the Fund's investments was $12,828,337, and the unrealized appreciation and depreciation of investments owned by the Fund were $123,301 and $(5,599,394), respectively.

(1)  Security is fair valued.

(2) Security considered illiquid. On January 31, 2009 the value of these securities amounted to $30,149 representing 0.4% of the net assets of the Fund.

(3)  Denotes non-income producing security.

(4)  The rate shown represents the 7-day current yield as of January 31, 2009.

ADR -- American Depositary Receipt

LP -- Limited Partnership

REIT -- Real Estate Investment Trust

Amounts designated as "--" are $0 or rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

     Shares                                                          Value $
     ------                                                      ---------------
                  COMMON STOCK -- 85.9%
                  AUTO & TRANSPORTATION -- 2.5%
          5,200   Genuine Parts                                          166,504
          3,000   Wabtec                                                  89,790
                                                                 ---------------
                                                                         256,294
                  CONSUMER DISCRETIONARY -- 14.1%
         10,300   Corrections Corp. of America (1)                       141,934
          1,400   DeVry                                                   75,012
          6,600   Dick's Sporting Goods (1)                               72,666
          7,700   Interpublic Group of Cos. (1)                           25,641
          5,200   Lamar Advertising Class A (1)                           46,852
            900   Magna International Class A                             25,047
          8,700   Monster Worldwide (1)                                   80,127
          2,900   Regis                                                   32,625
         12,700   Republic Services                                      328,422
          5,700   Ross Stores                                            167,694
         16,900   Scientific Games Class A (1)                           212,433
         15,200   Valueclick (1)                                          95,000
          4,300   VeriSign (1)                                            83,033
          1,800   Watson Wyatt Worldwide Class A                          83,700
                                                                 ---------------
                                                                       1,470,186
                  CONSUMER STAPLES -- 2.0%
          4,400   NBTY (1)                                                83,028
          5,000   Ruddick                                                120,250
                                                                 ---------------
                                                                         203,278
                  FINANCIAL SERVICES -- 12.6%
          3,200   Annaly Capital Management REIT                          48,448
          1,800   Bank of Hawaii                                          64,566
          2,000   Broadridge Financial Solutions                          26,980
          3,300   Cullen/Frost Bankers                                   144,441
          1,100   Dun & Bradstreet                                        83,600
          2,100   Federated Investors                                     40,992
          1,600   Global Payments                                         55,536
          3,800   Health Care REIT                                       143,678
          1,800   Lazard                                                  47,700
          3,900   People's United Financial                               63,804
         10,000   Reinsurance Group of America Class A                   356,300
          2,000   Westamerica Bancorporation                              85,460
          5,700   WR Berkley                                             150,936
                                                                 ---------------
                                                                       1,312,441
                  HEALTH CARE -- 14.4%
          1,100   Alexion Pharmaceuticals (1)                             40,557
          8,500   DaVita (1)                                             399,500
          3,800   Dentsply International                                 102,258
          1,800   Gen-Probe (1)                                           81,036
          2,000   Inverness Medical Innovations (1)                       48,940
          6,500   Life Technologies (1)                                  165,490
         19,800   Mylan (1)                                              224,334
          5,500   Omnicare                                               153,780
          3,300   Perrigo                                                 96,855
          2,200   Pharmaceutical Product Development                      52,558
          1,700   WellCare Health Plans (1)                               25,126
          3,200   West Pharmaceutical Services                           106,304
                                                                 ---------------
                                                                       1,496,738
                  MATERIALS & PROCESSING -- 9.3%
            700   Airgas                                                  24,717

     Shares                                                          Value $
     ------                                                      ---------------
          7,800   Albemarle                                              173,550
          6,200   Cabot                                                   82,832
          1,300   Commercial Metals                                       14,950
         11,700   Crown Holdings (1)                                     219,375
            600   Jacobs Engineering Group (1)                            23,202
         11,600   Pactiv (1)                                             250,792
          1,600   PAN American Silver (1)                                 29,104
            700   Royal Gold                                              33,656
            500   Schnitzer Steel Industries Class A                      19,635
          3,700   ShawCor Class A                                         44,055
          6,070   Yamana Gold                                             48,924
                                                                 ---------------
                                                                         964,792
                  OTHER ENERGY -- 4.7%
          6,700   Dresser-Rand Group (1)                                 130,516
          6,200   Exterran Holdings (1)                                  137,392
          1,300   FMC Technologies (1)                                    38,467
         17,600   Galleon Energy Class A (1)                              46,218
          6,700   Plains Exploration & Production (1)                    141,504
                                                                 ---------------
                                                                         494,097
                  PRODUCER DURABLES -- 3.3%
          3,500   Dover                                                   98,980
          6,150   IDEX                                                   139,051
          6,000   Zebra Technologies (1)                                 100,980
                                                                 ---------------
                                                                         339,011
                  TECHNOLOGY -- 16.3%
          4,900   Adtran                                                  74,235
         20,200   Amdocs (1)                                             341,784
         28,800   Brocade Communications Systems (1)                     109,728
          5,900   Citrix Systems (1)                                     124,136
          5,800   F5 Networks (1)                                        128,586
         12,200   Integrated Device Technology (1)                        70,028
          6,600   Intersil Class A                                        61,446
         14,200   Macrovision Solutions (1)                              186,162
          4,600   Microchip Technology                                    87,262
          8,000   NetApp (1)                                             118,640
          5,900   Parametric Technology (1)                               53,100
          4,100   QLogic (1)                                              46,412
         11,600   SAIC (1)                                               228,984
         14,200   Skyworks Solutions (1)                                  61,344
                                                                 ---------------
                                                                       1,691,847
                  UTILITIES -- 6.7%
          3,800   Cleco                                                   86,830
         10,800   Energy                                                 115,884
          8,100   NeuStar (1)                                            110,322
          3,800   NII Holdings (1)                                        73,720
          4,900   Northeast Utilities                                    116,620
          4,900   Portland General Electric                               95,305
         12,100   tw telecom (1)                                          92,565
            100   US Cellular (1)                                          4,195
                                                                 ---------------
                                                                         695,441
                                                                 ---------------
                  TOTAL COMMON STOCK
                     (Cost $11,621,054)                                8,924,125
                                                                 ---------------

SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

     Shares                                                          Value $
     ------                                                      ---------------
                  INVESTMENT COMPANIES -- 3.9%
          6,000   iShares Russell 2000 Index Fund                        266,880
          2,400   iShares Russell Midcap Index Fund                      133,176
                                                                 ---------------
                  TOTAL INVESTMENT COMPANIES
                     (Cost $406,588)                                     400,056
                                                                 ---------------
                  SHORT-TERM INVESTMENT (2) -- 10.3%
      1,073,086   JPMorgan U.S. Government Money
                     Market Fund, 0.590%
                     (Cost $1,073,086)                                 1,073,086
                                                                 ---------------
                  TOTAL INVESTMENTS -- 100.1%
                     (Cost $13,100,728) *                             10,397,267
                                                                 ---------------
                  OTHER ASSETS LESS
                     LIABILITIES -- (0.1)%                                (8,090)
                                                                 ---------------
                  NET ASSETS - 100.0%                            $    10,389,177
                                                                 ===============

* At January 31, 2009, the tax basis cost of the Fund's investments was $13,100,728, and the unrealized appreciation and depreciation of investments owned by the Fund were $131,086 and $(2,834,547), respectively.

(1)  Denotes non-income producing security.

(2)  The rate shown represents the 7-day current yield as of January 31, 2009.

REIT -- Real Estate Investment Trust

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

SCHRODER EMERGING MARKET EQUITY FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

     Shares                                                          Value $
     ------                                                      ---------------
                  COMMON STOCK -- 92.9%
                  BRAZIL -- 9.4%
         20,200   Banco Bradesco ADR                                     180,790
          2,800   Banco Itau Holding Financeira ADR                       28,112
          3,500   Brasil Telecom Participacoes                            90,179
          3,300   Centrais Eletricas Brasileiras                          37,226
          8,425   Cia de Concessoes Rodoviarias                           83,015
          7,100   Cia Siderurgica Nacional ADR                           107,210
          3,100   Cia Vale do Rio Doce                                    43,446
          6,300   Cia Vale do Rio Doce ADR                                88,893
          3,700   Gerdau ADR                                              23,606
          6,000   Petroleo Brasileiro                                     78,577
         21,300   Petroleo Brasileiro ADR                                461,358
          2,300   Tam ADR                                                 16,836
          2,200   Unibanco - Uniao de Bancos Brasileiros                  12,437
          2,694   Unibanco - Uniao de Bancos
                     Brasileiros ADR                                     151,618
         17,400   Weg                                                     87,413
                                                                 ---------------
                                                                       1,490,716
                  CHILE -- 1.6%
          1,300   Banco Santander Chile ADR                               45,994
          9,200   Enersis ADR                                            132,020
          2,800   Sociedad Quimica y Minera de Chile ADR                  75,880
                                                                 ---------------
                                                                         253,894
                  CHINA -- 11.7%
        589,000   Bank of China (1)                                      154,372
         86,000   China Coal Energy Class H (1)                           61,733
        114,000   China Communications Construction
                     Class H (1)                                         110,348
        218,000   China Communications Services
                     Class H (1)                                         130,626
        394,000   China Construction Bank Class H (1)                    192,170
         72,000   China Life Insurance Class H (1)                       189,508
        162,000   China National Building Material
                     Class H (1)                                         175,469
        354,000   China Petroleum & Chemical Class H (1)                 190,843
         88,000   Golden Eagle Retail Group (1)                           46,852
        464,000   Industrial & Commercial Bank of
                     China Class H (1)                                   196,183
        102,000   Parkson Retail Group (1)                                90,839
         50,500   Ping An Insurance Group of China
                     Class H (1)                                         218,747
        178,500   Sino-Ocean Land Holdings (1)                            88,668
                                                                 ---------------
                                                                       1,846,358
                  COLOMBIA -- 0.6%
         10,700   Almacenes Exito GDR (2)                                 43,712
          2,674   BanColombia ADR                                         55,967
                                                                 ---------------
                                                                          99,679
                  CZECH REPUBLIC -- 0.8%
          2,356   CEZ (1)                                                 80,295
          2,825   Telefonica O2 Czech Republic (1)                        52,580
                                                                 ---------------
                                                                         132,875
                  EGYPT -- 2.5%
         11,695   Commercial International Bank (1)                       69,540

     Shares                                                          Value $
     ------                                                      ---------------
         20,670   Egyptian Financial Group-Hermes
                     Holding (1)                                          52,927
          2,532   ElSwedy Cables Holding (3)                              24,394
          4,211   Orascom Construction Industries (1)                     83,361
          1,050   Orascom Construction Industries GDR (1)                 42,730
         48,250   Telecom Egypt (1)                                      126,583
                                                                 ---------------
                                                                         399,535
                  HONG KONG -- 9.1%
         38,000   Beijing Enterprises Holdings (1)                       149,187
         88,000   China Mobile (1)                                       792,182
        347,000   CNOOC (1)                                              298,652
        436,000   Denway Motors (1)                                      129,959
        318,000   Franshion Properties China (1)                          71,024
                                                                 ---------------
                                                                       1,441,004
                  HUNGARY -- 0.5%
         32,724   Magyar Telekom Telecommunications (1)                   80,578
                                                                 ---------------
                  INDIA -- 6.8%
          9,400   ICICI Bank ADR                                         154,912
         10,100   Infosys Technologies ADR                               268,256
         57,921   ITC GDR                                                213,410
         14,800   Mahindra & Mahindra GDR                                 91,516
          6,650   Reliance Industries GDR (1)(2)                         354,793
                                                                 ---------------
                                                                       1,082,887
                  INDONESIA -- 2.7%
         43,500   Astra International (1)                                 48,948
        178,500   Bank Rakyat Indonesia (1)                               69,926
        582,500   Perusahaan Gas Negara (1)                              110,028
         98,500   Tambang Batubara Bukit Asam (1)                         62,711
        237,000   Telekomunikasi Indonesia (1)                           130,163
                                                                 ---------------
                                                                         421,776
                  ISRAEL -- 3.4%
         22,078   Bank Leumi Le-Israel (1)                                40,320
         31,504   Bezeq Israeli Telecommunication (1)                     46,705
          6,286   Israel Chemicals (1)                                    42,867
         26,500   Super-Sol (1)                                           83,327
          8,000   Teva Pharmaceutical Industries ADR                     331,600
                                                                 ---------------
                                                                         544,819
                  MALAYSIA -- 3.4%
        102,600   Bumiputra-Commerce Holdings BHD (1)                    180,280
         42,300   Kuala Lumpur Kepong (1)                                115,982
         92,500   PLUS Expressways (1)                                    74,137
         69,300   Resorts World (1)                                       42,659
        136,000   Telekom Malaysia (1)                                   119,049
                                                                 ---------------
                                                                         532,107
                  MEXICO -- 1.6%
          7,639   America Movil ADR, Series L                            217,788
         39,529   Urbi Desarrollos Urbanos (3)                            40,645
                                                                 ---------------
                                                                         258,433
                  POLAND -- 1.3%
         10,653   Powszechna Kasa Oszczednosci Bank
                     Polski (1)                                           84,530

SCHRODER EMERGING MARKET EQUITY FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

     Shares                                                          Value $
     ------                                                      ---------------
         20,882   Telekomunikacja Polska (1)                             118,059
                                                                 ---------------
                                                                         202,589
                  RUSSIA -- 5.8%
          5,850   LUKOIL ADR                                             196,268
          9,466   MMC Norilsk Nickel ADR (1)                              39,044
          5,600   Mobile Telesystems ADR                                 119,280
         34,493   OAO Gazprom ADR (1)                                    445,235
         32,900   Rosneft Oil GDR (1)                                    101,968
          2,500   Uralkali GDR                                            15,700
                                                                 ---------------
                                                                         917,495
                  SOUTH AFRICA -- 8.2%
          9,301   AngloGold Ashanti (1)                                  264,203
        103,640   FirstRand (1)                                          149,922
         10,266   Impala Platinum Holdings (1)                           117,819
         28,727   Mr Price Group (1)                                      72,774
         19,484   MTN Group (1)                                          185,256
          8,575   Naspers Class N Shares (1)                             131,046
         20,901   Raubex Group (1)                                        34,615
          5,932   Sasol (1)                                              158,369
         17,792   Standard Bank Group (1)                                122,606
          5,054   Telkom (1)                                              57,325
                                                                 ---------------
                                                                       1,293,935
                  SOUTH KOREA -- 11.4%
          5,010   Hyundai Development (1)                                130,991
          2,701   Hyundai Mobis (1)                                      125,731
          3,173   KB Financial Group (3)                                  85,073
         18,090   Korea Exchange Bank (1)                                 86,115
          1,897   KT&G (1)                                               113,611
          3,750   LG Display (1)                                          71,684
         17,700   LG Telecom (1)                                         118,293
            850   POSCO (1)                                              216,988
            918   Samsung Electronics (1)                                319,096
            958   Samsung Electronics GDR (1)(2)                         167,578
            818   Samsung Fire & Marine Insurance (1)                     96,685
            365   Shinsegae (1)                                          116,778
          1,103   SK Telecom (1)                                         164,536
                                                                 ---------------
                                                                       1,813,159
                  TAIWAN -- 7.7%
         76,000   AU Optronics (1)                                        53,527
         12,250   Cathay Financial Holding GDR                           117,257
        274,000   Chinatrust Financial Holding (1)                        90,146
         12,849   Chunghwa Telecom ADR                                   193,249
         56,613   HON HAI Precision Industry GDR                         198,893
         11,096   Siliconware Precision Industries ADR                    45,826
        334,000   SinoPac Financial Holdings                              55,303
        124,000   Taiwan Cement (1)                                       82,456
         49,831   Taiwan Semiconductor Manufacturing ADR                 375,726
                                                                 ---------------
                                                                       1,212,383
                  THAILAND -- 1.5%
         21,600   Advanced Info Service                                   43,867
         17,200   Bangkok Bank (1)                                        36,120
         26,200   PTT Exploration & Production (1)(3)                     73,176
         57,200   Siam Commercial Bank                                    84,262
                                                                 ---------------
                                                                         237,425

     Shares                                                          Value $
     ------                                                      ---------------
                  TURKEY -- 2.9%
          8,480   Tupras Turkiye Petrol Rafine (1)                        80,367
         55,842   Turk Telekomunikasyon (1)(3)                           143,681
         84,377   Turkiye Garanti Bankasi (1)                            114,106
         51,524   Turkiye Is Bankasi Class C (1)                         114,332
                                                                 ---------------
                                                                         452,486
                                                                 ---------------
                  TOTAL COMMON STOCK
                     (Cost $21,810,907)                               14,714,133
                                                                 ---------------
                  PREFERRED STOCK -- 5.3%
                  BRAZIL -- 5.3%
          3,100   Banco Bradesco                                          27,805
          8,579   Bradespar                                               86,604
            500   Centrais Eletricas Brasileiras                           5,261
          1,100   Cia de Bebidas das Americas                             45,062
          7,459   Cia Energetica de Minas Gerais                         101,158
          4,400   Cia Vale do Rio Doce Class A                            53,145
         20,100   Cia Vale do Rio Doce ADR                               244,014
          4,943   Eletropaulo Metropolitana Eletricidade
                     de Sao Paulo Class B                                 55,420
          1,600   Gerdau                                                  10,370
          6,900   Petroleo Brasileiro                                     74,475
            100   Tam                                                        745
            700   Telegraph Norte Leste Participacoes                      8,663
          5,300   Ultrapar Participacoes                                 121,930
                                                                 ---------------
                  TOTAL PREFERRED STOCK
                     (Cost $1,309,765)                                   834,652
                                                                 ---------------
                  EQUITY-LINKED WARRANT (2)(4) -- 0.3%
                  RUSSIA -- 0.3%
        102,220   Sberbank Savings Bank of the Russian
                     Federation Expires 02/28/18
                     (Cost $214,649)                                      48,043
                                                                 ---------------
                  SHORT-TERM INVESTMENT (5) -- 1.9%
        306,182   JPMorgan U.S. Government Money
                     Market Fund, 0.590%
                     (Cost $306,182)                                     306,182
                                                                 ---------------
                  TOTAL INVESTMENTS -- 100.4%
                     (Cost $23,641,503) *                             15,903,010
                                                                 ---------------
                  OTHER ASSETS LESS
                  LIABILITIES -- (0.4)%                                  (63,277)
                                                                 ---------------
                  NET ASSETS - 100.0%                            $    15,839,733
                                                                 ===============

SCHRODER EMERGING MARKET EQUITY FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

* At January 31, 2009, the tax basis cost of the Fund's investments was $23,641,503, and the unrealized appreciation and depreciation of investments owned by the Fund were $174,400 and $(7,912,893), respectively.

(1)  Security is fair valued.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2009, the value of these securities amounted to $614,126, representing 3.9% of the net assets of the Fund.

(3)  Denotes non-income producing security.

(4)  Securities are not readily marketable.

(5)  The rate shown represents the 7-day current yield as of January 31, 2009.

ADR -- American Depositary Receipt

GDR -- Global Depositary Reciept

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

SCHRODER TOTAL RETURN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

Principal
Amount $                                                              Value $
---------------                                                  ---------------
                  U.S. GOVERNMENT MORTGAGE-
                  BACKED OBLIGATIONS -- 50.8%
                  FHLMC Gold
        343,975         6.500%, 07/01/32                                 361,031
         26,424         6.000%, 12/01/28                                  27,489
        597,961         5.000%, 07/01/33                                 609,603
      2,002,839         5.000%, 08/01/33                               2,041,832
        256,293         4.500%, 03/01/19                                 260,513
             47   FHLMC IO (1)
                        1,153.506%, 01/15/22                               1,207
      1,876,448   FHLMC
                        5.000%, 11/01/36                               1,908,875
      4,910,000   FNMA TBA
                        4.500%, 02/25/39                               4,942,219
                  FNMA
        119,590         7.500%, 12/01/29                                 127,383
          2,169         7.000%, 12/01/10                                   2,174
        177,179         6.000%, 12/01/28                                 184,096
        286,485         6.000%, 10/01/29                                 297,491
      4,929,345         6.000%, 09/01/38                               5,085,318
        272,096         5.500%, 10/01/32                                 279,743
        315,517         5.500%, 01/01/33                                 324,385
      2,558,703         5.500%, 07/01/33                               2,629,014
      5,108,564         5.500%, 10/01/35                               5,242,557
      3,202,697         5.500%, 12/01/35                               3,286,701
      3,950,674         5.000%, 06/01/35                               4,027,589
      2,023,517         5.000%, 11/01/35                               2,061,015
        658,150         4.500%, 10/01/33                                 664,327
      2,780,000   GNMA TBA
                        4.500%, 03/15/39                               2,789,558
                  GNMA
         25,938         8.000%, 11/15/17                                  27,335
         17,292         8.000%, 06/15/26                                  18,402
        130,492         7.000%, 09/15/23                                 140,051
      3,131,902         6.000%, 09/20/37                               3,221,661
      1,175,566         5.500%, 11/15/38                               1,205,741
                                                                 ---------------
                  TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
                     OBLIGATIONS
                     (Cost $40,991,461)                               41,767,310
                                                                 ---------------
                  CORPORATE OBLIGATIONS (6) -- 25.7%
        170,000   Airgas (2)
                        7.125%, 10/01/18                                 156,825
        150,000   AK Steel
                        7.750%, 06/15/12                                 125,250
                  Amgen
        185,000         6.400%, 02/01/39                                 192,451
        105,000         5.700%, 02/01/19                                 109,335
        205,000   Apache
                        6.900%, 09/15/18                                 227,570
                  AT&T
        395,000         6.550%, 02/15/39                                 392,776
        450,000         5.800%, 02/15/19                                 448,601

Principal
Amount $                                                              Value $
---------------                                                  ---------------
                  Bank of America
        785,000         6.100%, 06/15/17                                 721,547
      2,270,000         2.100%, 04/30/12                               2,248,978
        205,000   Barclays Bank
                        5.450%, 09/12/12                                 204,702
        250,000   BAT International Finance (2)
                        9.500%, 11/15/18                                 274,715
        175,000   Bombardier (2)
                        8.000%, 11/15/14                                 150,500
        500,000   BP Capital Markets
                        5.250%, 11/07/13                                 531,714
        130,000   Chesapeake Energy
                        6.500%, 08/15/17                                 106,600
        195,000   Chubb
                        6.500%, 05/15/38                                 187,466
        430,000   Citigroup
                        6.500%, 08/19/13                                 411,264
        465,000   Comcast
                        6.400%, 05/15/38                                 445,250
        165,000   ConocoPhillips
                        5.750%, 02/01/19                                 163,888
        450,000   COX Communications
                        5.450%, 12/15/14                                 415,584
        125,000   CSC Holdings (2)
                        8.500%, 06/15/15                                 120,937
        275,000   CVS/Caremark
                        5.750%, 06/01/17                                 275,605
        155,000   Devon Energy
                        6.300%, 01/15/19                                 155,386
        125,000   Frontier Communications
                        6.250%, 01/15/13                                 118,125
         60,000   FTI Consulting
                        7.625%, 06/15/13                                  58,200
        685,000   General Electric Capital
                        6.875%, 01/10/39                                 608,710
      1,970,000   General Electric Capital
                        2.200%, 06/08/12                               1,955,353
        265,000   General Mills
                        5.650%, 02/15/19                                 264,772
        140,000   Goodyear Tire & Rubber (3)
                        6.317%, 12/01/09                                 135,800
        190,000   HCA
                        9.250%, 11/15/16                                 181,925
        255,000   Hess
                        8.125%, 02/15/19                                 254,176
        280,000   HSBC Holdings
                        6.800%, 06/01/38                                 266,197
        275,000   ING Bank (2)
                        5.125%, 05/01/15                                 255,165
        150,000   Intelsat (2)
                        9.250%, 06/15/16                                 138,000
        500,000   JPMorgan Chase Bank
                        5.875%, 06/13/16                                 485,569
        360,000   JPMorgan Chase
                        4.750%, 05/01/13                                 357,555

SCHRODER TOTAL RETURN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

Principal
Amount $                                                              Value $
---------------                                                  ---------------
        285,000   Kimberly-Clark
                        7.500%, 11/01/18                                 335,411
         80,000   Kraft Foods
                        6.125%, 08/23/18                                  81,791
        135,000   Massey Energy
                        6.875%, 12/15/13                                 118,800
        390,000   McDonald's
                        6.300%, 03/01/38                                 425,670
        505,000   Midamerican Energy Holdings
                        5.750%, 04/01/18                                 502,508
        125,000   Nevada Power, Series L
                        5.875%, 01/15/15                                 119,198
        105,000   Oracle
                        5.750%, 04/15/18                                 109,443
        150,000   Pemex Project Funding Master Trust
                        5.750%, 03/01/18                                 128,250
        125,000   PepsiCo
                        5.000%, 06/01/18                                 130,565
        595,000   Petroleos Mexicanos (2)
                        8.000%, 05/03/19                                 589,868
        250,000   PNC Bank
                        6.875%, 04/01/18                                 251,795
        165,000   Qwest
                        7.625%, 06/15/15                                 150,150
        215,000   Rogers Communications
                        6.800%, 08/15/18                                 224,032
        475,000   Schering-Plough
                        6.000%, 09/15/17                                 490,463
        675,000   Shell International Finance BV
                        6.375%, 12/15/38                                 707,681
        120,000   Sprint Capital
                        8.375%, 03/15/12                                  96,061
        140,000   SPX (2)
                        7.625%, 12/15/14                                 128,975
        160,000   Telecom Italia Capital
                        7.721%, 06/04/38                                 149,788
        305,000   Time Warner Cable
                        5.850%, 05/01/17                                 283,835
        450,000   Union Pacific
                        7.875%, 01/15/19                                 499,489
        260,000   Verizon Communications
                        5.250%, 04/15/13                                 265,004
        430,000   Verizon Wireless Capital LLC (2)
                        8.500%, 11/15/18                                 494,186
        310,000   Virginia Electric and Power
                        8.875%, 11/15/38                                 401,201
        485,000   Wells Fargo
                        5.625%, 12/11/17                                 475,925
        500,000   Xerox
                        6.350%, 05/15/18                                 414,434
        395,000   XTO Energy
                        6.500%, 12/15/18                                 391,706
                                                                 ---------------
                  TOTAL CORPORATE OBLIGATIONS
                     (Cost $20,757,417)                               21,112,720
                                                                 ---------------

Principal
Amount $                                                              Value $
---------------                                                  ---------------
                  U.S. TREASURY OBLIGATIONS (6) -- 10.4%
      1,560,000   U.S. Treasury Bonds
                        6.250%, 08/15/23                               1,973,400
                  U.S. Treasury Notes
        775,000         4.375%, 02/15/38                                 878,657
      2,740,000         3.750%, 11/15/18                               2,951,509
        845,000         1.750%, 11/15/11                                 855,895
      1,360,000         1.500%, 10/31/10                               1,376,363
        520,000         1.500%, 12/31/13                                 512,566
                                                                 ---------------
                  TOTAL U.S. TREASURY OBLIGATIONS
                     (Cost $8,287,951)                                 8,548,390
                                                                 ---------------
                 U.S. GOVERNMENT AGENCY
                  OBLIGATIONS -- 6.1%
      1,355,000   FHLB
                        3.625%, 10/18/13                               1,413,322
        125,000   FNMA
                        4.250%, 05/15/09                                 126,297
      3,500,000   FNMA (4)
                        1.004%, 04/20/09                               3,498,278
                                                                 ---------------
                  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                     (Cost $4,976,554)                                 5,037,897
                                                                 ---------------
                  COMMERCIAL MORTGAGE-BACKED
                     OBLIGATIONS -- 3.3%
      1,255,000   Morgan Stanley Capital I, Series 2003-T11,
                     Class A3
                        4.850%, 06/13/41                               1,217,482
      1,780,000   Wachovia Bank Commercial Mortgage
                     Trust, Series 2005-C19, Class A5
                        4.661%, 05/15/44                               1,495,011
                                                                 ---------------
                  TOTAL COMMERCIAL MORTGAGE-BACKED OBLIGATIONS
                     (Cost $2,942,134)                                 2,712,493
                                                                 ---------------
                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%
         55,337   Residential Accredit Loans,
                     Series 1999-QS4, Class A1
                        6.250%, 03/25/14                                  54,788
         18,594   Salomon Brothers Mortgage Securities
                     VII, Series 2001-CPB1, Class A (3)
                        5.524%, 12/25/30                                  16,599
                                                                 ---------------
                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                     (Cost $74,542)                                       71,387
                                                                 ---------------
                  ASSET-BACKED SECURITIES -- 0.0%
         28,144   Hedged Mutual Fund Fee Trust,
                     Series 2003-2, Class 2 (1)(2)(3)(5)
                        4.840%, 03/02/11                                  27,441
         14,638   Home Equity Asset Trust, Series 2003-1,
                     Class B2 (1)(3)
                        5.645%, 06/25/33                                     256

SCHRODER TOTAL RETURN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

Principal
Amount $                                                              Value $
---------------                                                  ---------------
         13,750   Option One Mortgage Loan Trust, Series
                     2002-3, Class M2 (3) 2.084%, 08/25/32
         25,183   Structured Asset Investment                              1,718
                     Loan Trust, Series 2004-1, Class M4 (1)(3)
                        4.514%, 02/25/34                                   3,063
                                                                 ---------------
                  TOTAL ASSET-BACK SECURITIES
                      (Cost $71,482)                                      32,478
                                                                 ---------------

  Contracts
---------------
             68   PURCHASED CALL OPTION -- 0.0%
                  U.S. Long Bond  March 2009 Future Call,
                     Expiration:
                     02/21/09, Exercise Price: $140
                     (Cost $21,419)                                        5,313
                                                                 ---------------
                  SHORT-TERM INVESTMENTS (7) -- 12.7%
     10,490,236   JPMorgan U.S. Government Money Market Fund,
                     0.590% (Cost $10,490,236)                        10,490,236
                                                                 ---------------
                  TOTAL INVESTMENT -- 109.1%
                     (Cost $88,613,196)*                              89,778,224
                                                                 ---------------
                  OTHER ASSETS LESS LIABILITIES -- (9.1)%             (7,519,767)
                                                                 ---------------
                  NET ASSETS - 100.0%                                $82,258,457
                                                                 ===============

* At January 31, 2009, the tax basis cost of the Fund's investments was $88,613,196, and the unrealized appreciation and depreciation of investments owned by the Fund were $1,853,363 and $(688,335), respectively.

(1) Security considered illiquid. On January 31, 2009 the value of these securities amounted to $31,967 representing less that 0.1% of the net assets of the Fund.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2009, the value of these securities amounted to $2,336,612, representing 2.8% of the net assets of the Fund.

(3)  Variable Rate Security -- Rate disclosed is as of January 31, 2009

(4) Zero Coupon Security - Rate disclosed is the effective yield at time of purchase

(5)  Security is considered restricted.

(6) Security, or portion of the security, has been pledged as collateral on open derivative positions and mortgage dollar rolls.

(7)  The rate shown represents the 7-day current yield as of January 31, 2009.

FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only Security
LLC -- Limited Liability Company
TBA -- To Be Announced

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

SCHRODER TOTAL RETURN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

FUTURES CONTRACTS:

The Fund had the following futures contracts outstanding as of January 31, 2009:

                                                                            NET UNREALIZED
                                NUMBER OF                                    APPRECIATION
                                CONTRACTS      VALUE      EXPIRATION DATE   (DEPRECIATION)
                                ---------   -----------   ---------------   --------------
LONG:
   90 Day Euro                      37      $ 9,123,738       Mar-09           $ 97,596
   U.S. Treasury 5 Year Note         1          118,172       Mar-09              2,639
   U.S. Treasury 10 Year Note       22        2,698,781       Mar-09             94,320
                                                                              ---------
                                                                                194,555
                                                                              ---------

SHORT:
   U.S. Treasury 2 Year Note       (22)      (4,787,750)      Mar-09            (54,696)
                                                                              ---------
                                                                                (54,696)
                                                                              ---------
                                                                               $139,859
                                                                              =========

RESTRICTED SECURITIES:

As of January 31, 2009, the Fund owned a private placement investment that was purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registrations under the Securities Act of 1933, as amended, or pursuant to an exemption therefrom. This investment is valued in accordance with procedures approved by the Fund's Board of Trustees. The acquisition date of this investment, along with its costs and values as of January 31, 2009 was as follows:

                                PRINCIPAL   ACQUISITION             MARKET      % OF
                                  AMOUNT        DATE       COST      VALUE    NET ASSETS
                                ---------   -----------   -------   -------   ----------
Hedged Mutual Fund Fee Trust
   4.840%, 03/02/11               $28,144      1/7/05     $28,100   $27,441      0.03%

SCHRODER MUNICIPAL BOND FUND (IN LIQUIDATION)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

   Principal
    Amount $                                                         Value $
---------------                                                  ---------------
                  MUNICIPAL BONDS -- 92.4%
                  ALABAMA -- 1.6%
                  Alabama Private Colleges &
                     Universities Facilities RB, Tuskegee
                     University Project, Assured Guaranty
      2,000,000         4.750%, 09/01/26                               1,922,180
        470,000         4.000%, 09/01/13                                 503,732
        425,000         3.950%, 09/01/12                                 451,762
                  East Alabama Health Care
                     Authority RB, Series B
        800,000         4.500%, 09/01/11                                 798,736
        490,000         4.250%, 09/01/10                                 490,132
        775,000   Jefferson County, Limited
                     Obligation RB, Series A
                        5.250%, 01/01/15                                 514,391
        630,000   Jefferson County, Multi-Family
                     Housing Authority RB Warrants,
                     Mitchell Investments, Series A,
                     (LOC: Regions Bank)
                        5.400%, 09/01/12                                 637,642
                                                                 ---------------
                                                                       5,318,575
                  ARIZONA -- 1.4%
        235,000   Phoenix, Industrial Development
                     Authority RB, Hacienda Sunnyslope
                     Project, Series A, AMT, GNMA
                        4.350%, 07/20/15                                 221,290
     12,000,000   State Health Facilities Authority,
                     Banner Health RB, Series 2007B (1)
                        1.765%, 01/01/37                               4,620,000
                                                                 ---------------
                                                                       4,841,290
                  ARKANSAS -- 5.3%
      2,710,000   Cabot, Sales & Use Tax RB, XLCA
                        4.300%, 12/01/31                               2,199,002
        340,000   Centerton, Sales & Use Tax RB
                        4.500%, 03/01/35                                 261,032
        850,000   Drew County, Industrial
                     Development RB, JP Price Lumber
                     Project, Series B, AMT, ADFA
                        5.000%, 02/01/16                                 872,975
        615,000   Fort Smith, Sales & Use Tax RB,
                     Refunding & Improvement Bonds,
                     Series 2006, MBIA-RE FGIC
                        4.000%, 09/01/14                                 660,049
                  Heber Springs, Sales & Use Tax RB,
                     CIFG
      1,240,000         4.700%, 06/01/30                                 961,397
      1,205,000         4.650%, 06/01/27                                 970,507
        935,000   Howard County, Sales & Use Tax RB,
                     RADIAN
                        4.250%, 06/01/47                                 704,784
        935,000   Little Rock, Library Construction
                     Improvement GO, Series A
                        4.250%, 03/01/23                                 957,533

   Principal
    Amount $                                                         Value $
---------------                                                  ---------------
     10,015,000   Magnolia, Sales & Use Tax RB, CIFG
                        4.500%, 08/01/37                               8,174,343
        315,000   Scott County, Sales & Use Tax RB,
                     Correctional Facility Improvements
                        5.000%, 08/01/36                                 278,996
        430,000   Springdale, Sales & Use Tax RB, MBIA
                        4.000%, 07/01/16                                 443,528
      1,385,000   Stuttgart, Sales & Use Tax RB,
                     AMBAC
                        4.200%, 10/01/31                               1,432,284
                                                                 ---------------
                                                                      17,916,430
                  CALIFORNIA -- 10.1%
        635,000   Benicia, Unified School District GO,
                     Series B, MBIA (2)
                        5.384%, 08/01/18                                 411,588
                  California Health Facilities Funding
                     Authority RB,
                     California-Nevada-Methodist
                     Project, CA MTG
        360,000         5.000%, 07/01/14                                 384,602
        375,000         5.000%, 07/01/15                                 401,291
        395,000         5.000%, 07/01/16                                 420,651
         85,000   California Statewide Communities
                     Development Authority COP, Kaiser
                     Remarket, FSA, ETM
                        5.300%, 12/01/15                                  88,006
      8,710,000   Contra Costa Home Mortgage
                     Finance RB, Multi-Family Housing,
                     MBIA, ETM (2)
                        5.852%, 09/01/17                               5,123,396
         50,000   Delta Counties Home Mortgage
                     Finance RB, Single-Family
                     Mortgage-Backed Securities,
                     Series A, AMT, MBIA, GNMA,
                     FNMA
                        5.350%, 06/01/24                                  49,439
      8,000,000   Gardena COP, Series B, RADIAN (3)
                        6.800%, 07/01/36                               7,998,960
                  Long Beach, Finance Authority RB,
                     Natural Gas Purification,
                     Series B (1)
      3,940,000         2.890%, 11/15/27                               1,516,900
      5,750,000         2.870%, 11/15/26                               2,300,000
      3,000,000         2.850%, 11/15/25                               1,215,000
      2,780,000   Los Angeles, Community
                     Redevelopment Agency TA, Pooled
                     Financing, Series M, RADIAN (3)
                        6.100%, 09/01/16                               2,319,910
        400,000   Los Angeles, Multi-Family
                     Housing RB, Colorado Terrace
                     Project, Series H, AMT, GNMA
                        4.350%, 11/20/12                                 407,224
      2,560,000   Manteca, Financing Authority
                     Sewer RB, Series B, MBIA
                        5.000%, 12/01/33                               2,631,680

SCHRODER MUNICIPAL BOND FUND (IN LIQUIDATION)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

   Principal
    Amount $                                                         Value $
---------------                                                  ---------------
        450,337   Mountain Valley Unified School
                     District RB, Flexfund Program
                        4.250%, 05/01/22                                 473,039
      2,536,251   Oak Grove Unified School District RB,
                     Flexfund Program
                        4.750%, 08/01/27                               2,244,405
        436,325   Orland Unified School District COP,
                     Flexfund Program
                        5.000%, 08/01/27                                 374,013
      1,408,997   Paso Robles Joint Unified School
                     District RB, Flexfund Program
                        4.300%, 05/01/22                               1,484,632
        684,365   Rohnerville School District COP,
                     Flexfund Program
                        4.500%, 02/01/23                                 613,629
         30,000   Sacramento County, Sacramento Main
                     Detention Center COP, MBIA, ETM
                        5.500%, 06/01/10                                  31,159
         10,000   Sacramento County, Sanitation
                     Authority RB, ETM
                        5.125%, 12/01/10                                  10,003
         53,000   San Bernardino County, Transportation
                     Authority RB, Series A, FGIC, ETM
                        6.000%, 03/01/10                                  54,662
      3,325,000   Stockton, United Christian
                     Schools COP, Mandatory Put, (LOC:
                     Pacific Capital Bank NA) (4)
                        4.300%, 04/03/17                               3,325,000
        495,000   Valley Center, Unified School
                     District GO, Capital Appreciation,
                     Series A, MBIA (2)
                        4.856%, 09/01/17                                 317,810
                                                                 ---------------
                                                                      34,196,999
                  COLORADO -- 4.4%
      3,865,000   Adonea, Metropolitan District No.
                     2 RB, Series B, (LOC: Compass Bank)
                        4.375%, 12/01/15                               4,035,408
                  Aspen Grove Business Improvement
                     District GO, RADIAN
        410,000         5.500%, 12/01/12                                 408,959
        450,000         5.500%, 12/01/14                                 439,191
      1,115,000         4.750%, 12/01/21                                 853,466
      1,390,000         4.625%, 12/01/25                                 958,516
        490,000   Beacon Point, Metropolitan
                     District RB, Series B, (LOC:
                     Compass Bank)
                        4.375%, 12/01/15                                 490,750
      4,930,000   Denver Health & Hospital
                     Authority RB, Series B (1)
                        2.576%, 12/01/33                               2,045,950
         25,000   Denver, City & County Airport RB,
                     Series D, AMT
                        7.750%, 11/15/13                                  27,148

   Principal
    Amount $                                                         Value $
---------------                                                  ---------------
      1,405,000   High Plains, Metropolitan District RB,
                     Series B, (LOC: Compass Bank)
                        4.375%, 12/01/15                               1,466,946
        500,000   Interlocken Metropolitan District GO,
                     Series A, RADIAN
                        5.750%, 12/15/11                                 489,780
      1,450,000   Maher Ranch, Metropolitan District
                     No. 4 GO, RADIAN
                        4.625%, 12/01/17                               1,232,181
      1,000,000   State Educational & Cultural Facilities
                     Authority RB, Ave Maria School
                     Project, RADIAN
                        4.850%, 12/01/25                                 714,900
        600,000   State Educational & Cultural Facilities
                     Authority RB, Charter School,
                     Littleton, CIFG
                        4.300%, 01/15/26                                 502,974
        210,000   State Educational & Cultural Facilities
                     Authority RB, Charter School, Peak
                     to Peak, XLCA
                        3.000%, 08/15/09                                 210,689
        365,000   State Educational & Cultural Facilities
                     Authority RB, Parker Core Charter
                     School, XLCA
                        3.500%, 11/01/14                                 375,402
         30,000   State Health Facilities Authority RB,
                     Series A, ETM
                        5.350%, 11/01/16                                  30,390
                  Teller County COP, Assured Guaranty
        300,000         4.400%, 12/01/16                                 327,672
        150,000         4.150%, 12/01/13                                 164,471
        190,000         3.500%, 12/01/09                                 194,176
                                                                 ---------------
                                                                      14,968,969
                  CONNECTICUT -- 0.6%
         30,000   State Health & Educational
                     Facility RB, Danbury Hospital, ETM
                        7.875%, 07/01/09                                  30,930
      2,000,000   State Health & Educational
                     Facility RB, Saint Francis Hospital &
                     Medical Center, Series D, RADIAN
                        5.500%, 07/01/17                               1,937,100
                                                                 ---------------
                                                                       1,968,030
                  DELAWARE -- 0.7%
                  New Castle County, Newark Charter
                     School Income Project RB
        365,000         5.000%, 09/01/17                                 306,326
        975,000         5.000%, 09/01/22                                 709,956
        255,000         4.750%, 09/01/13                                 235,059
        150,000         4.750%, 09/01/15                                 131,342
        825,000   State Economic Development
                     Authority RB, Delmarva Power &
                     Light, Series D, AMT
                        5.650%, 07/01/28                                 851,177

SCHRODER MUNICIPAL BOND FUND (IN LIQUIDATION)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

   Principal
    Amount $                                                         Value $
---------------                                                  ---------------
          5,000   State Housing Authority RB,
                     Single-Family Mortgage,
                     Series D-2 (3)
                        5.000%, 07/01/09                                   5,022
                                                                 ---------------
                                                                       2,238,882
                  DISTRICT OF COLUMBIA -- 0.2%
        585,000   District of Columbia RB, Enterprise
                     Zone-819 7th Street, AMT, Mandatory
                     Put, (LOC: Branch Banking &
                     Trust) (4)
                        3.600%, 10/01/09                                 595,273
                                                                 ---------------
                  FLORIDA -- 6.4%
      1,300,000   Collier County, Industrial Development
                     Authority RB, Naples Community
                     Hospital Project, Mandatory Put,
                     (LOC: Bank of America NA) (4)
                        4.650%, 09/30/19                               1,322,607
        349,067   Dade County, Single-Family Housing
                     Finance Authority RB, Series B-1,
                     AMT, GNMA, FNMA
                        6.100%, 04/01/27                                 355,521
        475,000   Florida State, Jacksonville
                     Transportation Authority GO, ETM
                        9.200%, 01/01/15                                 602,747
      1,735,000   Gulf Breeze, Local Government RB,
                     FGIC, Mandatory Put (1)(4)
                        4.000%, 12/01/15                               1,695,529
        575,000   Hollywood Community
                     Redevelopment Agency RB,
                     Beach CRA
                        5.125%, 03/01/14                                 543,013
        125,000   Jacksonville, Electric
                     Authority RB, ETM
                        5.375%, 07/01/12                                 134,111
      1,255,000   Manatee County, Housing Finance
                     Authority RB, Series A, AMT,
                     GNMA, FNMA, FHLMC
                        4.550%, 09/01/17                               1,313,533
        395,000   Miami Special RB, MBIA (2)
                        4.964%, 01/01/15                                 277,353
                  Miami-Dade County, Public
                     Service RB, Unincorporated
                     Municipal Service Area, Public
                     Improvements, Series A, XLCA
        280,000         4.750%, 04/01/27                                 242,687
      1,115,000         4.700%, 04/01/26                                 973,451
        760,000         4.625%, 04/01/24                                 676,294
        675,000         4.600%, 04/01/23                                 611,125
      7,395,000   Orange County Health Facilities
                     Authority RB, Adventist
                     Health Systems,
                     Pre-Refunded @ 101.00 (5)
                        5.625%, 11/15/12                               8,388,001
         60,000   Orange County, Tourist Division RB,
                     AMBAC, ETM
                        6.000%, 10/01/16                                  68,257

   Principal
    Amount $                                                         Value $
---------------                                                  ---------------
      1,060,000   Orange County, Tourist Division RB,
                     Series A, AMBAC, ETM
                        6.250%, 10/01/13                               1,145,213
      1,260,000   Orlando & Orange County,
                     Expressway Authority RB, Sr. Lien,
                     AMBAC, ETM
                        7.625%, 07/01/18                               1,698,178
        260,000   Pinellas County, Housing Finance
                     Authority RB, Multi-County
                     Program, Series A-3, AMT, GNMA,
                     FNMA
                        4.000%, 03/01/25                                 237,775
        260,000   Seminole County RB,
                     Water & Sewer, MBIA
                        6.000%, 10/01/09                                 265,959
        120,000   Tampa, Allegany Health System RB,
                     Saint Anthony, MBIA, ETM
                        5.125%, 12/01/15                                 122,065
         65,000   Tampa, Allegany Health System RB,
                     Saint Joseph, MBIA, ETM
                        5.125%, 12/01/23                                  66,040
        340,000   Tampa, Allegany Health System RB,
                     Saint Mary's, MBIA, ETM
                        5.125%, 12/01/23                                 345,440
        850,000   Volusia County, Educational Facilities
                     Authority RB, Embry Riddle,
                     RADIAN
                        5.000%, 10/15/25                                 679,703
                                                                 ---------------
                                                                      21,764,602
                  GEORGIA -- 0.4%
      1,575,000   Cobb County, Kennestone Hospital
                     Authority RB, Capital Appreciation
                     Certificates, Series 86A, MBIA,
                     ETM (2)
                        4.501%, 08/01/15                               1,166,539
         75,000   Crisp County Cordele Industrial
                     Development Authority RB, Cavelier
                     Industries Project, AMT, (LOC: First
                     Commercial Bank)
                        5.250%, 04/01/09                                  75,007
         45,000   Fulco, Hospital Authority RB, Saint
                     Joseph Hospital
                        5.375%, 10/01/09                                  45,182
        250,000   State Municipal Electric Authority
                     Power RB, Capital Appreciation,
                     Series Q, MBIA (2)
                        3.688%, 01/01/12                                 203,900
                                                                 ---------------
                                                                       1,490,628
                  IDAHO -- 0.7%
      2,405,000   State Housing & Finance
                     Association RB, Series H, Class III, AMT,
                        5.000%, 01/01/28                               2,240,186
        105,000   State Housing & Finance
                     Association RB, Single-Family
                     Mortgage, Series D, Class III, AMT,
                        5.400%, 07/01/21                                 105,868
                                                                 ---------------
                                                                       2,346,054

SCHRODER MUNICIPAL BOND FUND (IN LIQUIDATION)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

   Principal
    Amount $                                                         Value $
---------------                                                  ---------------
                  ILLINOIS -- 10.5%
      3,000,000   Bartlett, Quarry Redevelopment
                     Project TA, Sr. Lien
                        5.600%, 01/01/23                               2,220,360
      4,240,000   Bolingbrook, Sales Tax RB
                        5.750%, 01/01/15                               3,782,038
      1,178,000   Bolingbrook, Special Tax, Special
                     Services Areas, Reference
                     2001-1-2-3 & 2002-1, MBIA
                        4.000%, 03/01/18                               1,152,744
        897,000   Cary, Special Tax, Special Service
                     Area No. 2, RADIAN
                        4.400%, 03/01/16                                 932,297
      1,750,000   Chicago, Increment Allocation
                     Revenue, Diversey Narragansett
                     Project COP
                        7.460%, 02/15/26                               1,382,237
      2,000,000   Chicago, Kingsbury Redevelopment
                     Project TAN, Series A
                        6.570%, 02/15/13                               1,850,880
      1,000,000   Chicago, Lake Shore East SA
                        6.750%, 12/01/32                                 668,190
        315,000   Cook County School District No.
                     159 GO, FSA (2)
                        4.645%, 12/01/12                                 281,711
      3,500,000   Cortland, Special Tax, Sheaffer
                     Systems Project (7)
                        5.500%, 03/01/17                               2,115,225
        825,000   Granite City Industrial Development
                     Authority RB, Carron Industries
                     Project, AMT, (LOC: First Bank)
                        4.875%, 04/01/17                                 667,252
      1,000,000   Huntley, Special Tax, Special Service
                     Area No. 7, Assured Guaranty
                        5.100%, 03/01/28                                 978,470
      1,143,000   Huntley, Special Tax, Special Service
                     Area No. 8, Assured Guaranty
                        4.600%, 03/01/17                               1,224,736
      1,880,000   Huntley, Special Tax, Special Service
                     Area No. 9, Assured Guaranty
                        5.100%, 03/01/28                               1,839,524
      1,205,000   Huntley, Special Tax, Special Service
                     Area No. 10, Assured Guaranty
                        5.100%, 03/01/29                               1,163,813
      1,156,000   Lakemoor Village, Special Tax,
                     RADIAN
                        4.550%, 03/01/16                               1,060,769
      2,130,000   Pingree Grove, Special Tax, Special
                     Services Area, Cambridge Lakes
                     Project, Series 05-1
                        5.250%, 03/01/15                               1,753,842
        590,000   Round Lake, Special Tax, Lakewood
                     Grove, Assured Guaranty
                        4.150%, 03/01/17                                 630,816

   Principal
    Amount $                                                         Value $
---------------                                                  ---------------
        850,000   State Educational Facilities
                     Authority RB, Capital Appreciation,
                     ETM (2)
                        5.190%, 07/01/14                                 617,907
        340,000   State Educational Facilities
                     Authority RB, Capital Appreciation,
                     Pre-Refunded @ 57.17 (2)(5)
                        6.611%, 07/01/09                                 193,531
      1,120,000   State Financial Authority RB, Medical
                     District Common Project, Series A,
                     CIFG
                        4.125%, 09/01/18                               1,000,765
      3,750,000   State Financial Authority RB,
                     Multi-Family Housing Authority,
                     Liberty Project, Series A, (LOC:
                     Harris NA) (3)
                        5.530%, 10/01/22                               3,773,287
        200,000   State Financial Authority RB,
                     Multi-Family Housing Authority,
                     Liberty Project, Series B, (LOC:
                     Harris NA) (3)
                        5.570%, 10/01/11                                 203,596
      2,820,000   State Health Facilities Authority RB,
                     Hinsdale Hospital, Series A, ETM
                        6.950%, 11/15/13                               3,220,243
                  Yorkville United City Sales Tax RB,
                     Kendall Marketplace Project
        420,000         6.000%, 01/01/27                                 266,565
      3,755,000         6.000%, 01/01/26                               2,432,339
                                                                 ---------------
                                                                      35,413,137
                  INDIANA -- 0.5%
                  Gary, Sanitation District, Special
                     Taxing District, RADIAN
        250,000         5.000%, 02/01/12                                 252,342
        270,000         5.000%, 02/01/13                                 270,562
                  Munster, Municipal Center RB, First
                     Mortgage
        700,000         4.875%, 07/15/21                                 685,594
        445,000         4.700%, 07/15/17                                 457,869
         60,000   State Health Facility Financing
                     Authority RB, Methodist Hospital,
                     Series A, AMBAC, ETM
                        5.750%, 09/01/11                                  61,341
         10,000   Wells County, Hospital Authority RB,
                     ETM
                        7.250%, 04/01/09                                  10,057
                                                                 ---------------
                                                                       1,737,765
                  IOWA -- 1.2%
                  Coralville COP, Series D
        300,000         5.000%, 06/01/12                                 313,269
        200,000         5.000%, 06/01/13                                 210,646
        275,000         5.000%, 06/01/14                                 289,839
         75,000   State Finance Authority RB, Mercy
                     Health System, Series V, FSA, ETM
                        5.250%, 08/15/27                                  75,589

SCHRODER MUNICIPAL BOND FUND (IN LIQUIDATION)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

   Principal
    Amount $                                                         Value $
---------------                                                  ---------------
      1,345,000   Tobacco Settlement Authority RB,
                     Asset-Backed, Series B,
                     Pre-Refunded @ 101.00 (5)
                        5.300%, 06/01/11                               1,453,703
                  Xenia Rural Water Distribution RB,
                     CIFG
      1,100,000         4.500%, 12/01/31                                 834,658
      1,000,000         4.500%, 12/01/41                                 703,870
                                                                 ---------------
                                                                       3,881,574
                  KANSAS -- 0.0%
        160,000   Shawnee, Multi-Family Housing
                     Authority RB, Thomasbrook
                     Apartments, Series A, AMT, FNMA
                        5.250%, 10/01/14                                 161,021
                                                                 ---------------
                  KENTUCKY -- 0.5%
      1,725,000   Marshall County, Public Property
                     Corporation RB, Courthouse Facility
                     Project
                        5.250%, 03/01/23                               1,737,592
                                                                 ---------------
                  LOUISIANA -- 4.9%
        175,000   Calcasieu Parish, Public Transportation
                     Authority RB, Single-Family
                     Mortgage, Series A, AMT, GNMA,
                     FNMA
                        5.850%, 10/01/32                                 169,727
      4,827,534   Denham Springs-Livingston, Housing
                     & Mortgage Finance Authority RB,
                     Mortgage-Backed Securities
                     Program, GNMA, FNMA, FHLMC
                        5.000%, 11/01/40                               4,691,011
      4,474,000   Houma-Terrebonne, Public Financing
                     Authority RB, Mortgage-Backed
                     Securities Program, GNMA, FNMA,
                     FHLMC
                        5.150%, 12/01/40                               4,396,824
        420,000   Local Government RB, Environmental
                     Facilities & Community
                     Development Authority,
                     Series 2003-D, Pre-Refunded @
                     102.00 (5)
                        8.500%, 06/01/13                                 545,761
      2,195,000   State Housing Finance Agency RB,
                     Section 8-202 Project, Series A,
                     HUD
                        4.750%, 12/01/31                               2,105,093
      1,825,000   State Housing Finance Agency RB,
                     Single-Family Housing Revenue,
                     Home Ownership Program,
                     Series B-2, AMT, GNMA, FNMA,
                     FHLMC
                        4.600%, 12/01/14                               1,863,854

   Principal
    Amount $                                                         Value $
---------------                                                  ---------------
      4,800,000   State Public Facilities Authority RB,
                     Tulane University Project,
                     Series A-2, MBIA (1)
                        2.140%, 02/15/36                               2,664,000
                                                                 ---------------
                                                                      16,436,270
                  MASSACHUSETTS -- 1.2%
        200,000   State Development Finance
                     Agency RB, Curry College, Series A,
                     ACA
                        3.875%, 03/01/15                                 195,698
        465,000   State Development Finance
                     Agency RB, Dexter School Project
                        4.500%, 05/01/27                                 401,211
        545,000   State Development Finance
                     Agency RB, Seven Hills Foundation
                     & Affiliates, RADIAN
                        4.500%, 09/01/16                                 495,421
        515,000   State Health & Educational Facilities
                     Authority RB, Cape Cod Healthcare,
                     Series C, RADIAN
                        5.250%, 11/15/17                                 473,965
        625,000   State Health & Educational Facilities
                     Authority RB, Massachusetts
                     General Hospital, Series F, AMBAC
                        6.250%, 07/01/12                                 671,525
        832,000   State Health & Educational Facilities
                     Authority RB, Nichols College Issue,
                     Series C
                        6.000%, 10/01/17                                 755,856
      1,425,000   State Housing Finance Agency GO,
                     HUD, ETM (2)
                        6.930%, 02/01/23                                 577,139
        325,000   State Housing Finance Agency RB,
                     Series D
                        4.200%, 12/01/10                                 335,615
                                                                 ---------------
                                                                       3,906,430
                  MICHIGAN -- 1.1%
      2,710,000   Kalamazoo, Hospital Finance
                     Authority RB, Borgess Medical
                     Center, Series A, AMBAC, ETM
                        5.625%, 06/01/14                               2,912,898
         70,000   State Hospital Finance Authority RB,
                     Saint John Hospital & Medical
                     Center, AMBAC, ETM
                        5.250%, 05/15/26                                  70,199
        865,000   State Strategic Fund, Solid Waste
                     Disposal RB, Limited Obligatory
                     Waste Management, AMT
                        4.500%, 12/01/13                                 738,918
                                                                 ---------------
                                                                       3,722,015
                  MINNESOTA -- 0.6%
      1,804,830   Minneapolis Saint Paul, Housing
                     Financial Board RB, Single-Family
                     Mortgage, Mortgage-Backed City
                     Living, Series A-5, GNMA, FNMA,
                     FHLMC
                        5.450%, 04/01/27                               1,866,447

SCHRODER MUNICIPAL BOND FUND (IN LIQUIDATION)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

   Principal
    Amount $                                                         Value $
---------------                                                  ---------------
         59,000   Minneapolis, Community
                     Development Agency RB, BIG, ETM
                        8.875%, 11/01/11                                  64,271
                                                                 ---------------
                                                                       1,930,718
                  MISSISSIPPI -- 0.5%
        310,000   Horn Lake SA, Desoto Commons,
                     AMBAC
                        5.000%, 04/15/17                                 340,312
      1,200,000   Meridian, Housing Authority RB,
                  Series A, AMT (7)
                        5.000%, 09/01/15                               1,279,320
                                                                 ---------------
                                                                       1,619,632
                  MISSOURI -- 7.7%
        665,000   Boone County, Industrial Development
                     Authority RB, Otscon Project,
                     Mandatory Put, AMT, (LOC: Boone
                     County National Bank) (1)(4)
                        4.750%, 05/01/12                                 589,456
        825,000   Brentwood, Tax Increment TA,
                     Brentwood Pointe Project
                        4.500%, 05/01/23                                 718,245
        715,000   Brentwood, Tax Increment TA,
                     Brentwood Square Project
                        4.500%, 05/01/22                                 739,489
      1,275,000   Hannibal, Industrial Development
                     Authority Tax, Stardust-Munger
                     Project
                        4.700%, 04/15/23                               1,181,530
                  Ozark Centre, Transportation
                     Development District RB
        175,000         5.375%, 09/01/32                                 108,636
        195,000         4.875%, 09/01/24                                 129,556
                  Raytown Annual,
                     Appropriation-Supported Tax RB,
                     Live Redevelopment Plan Project 1
        250,000         5.000%, 12/01/13                                 269,887
      1,055,000         5.000%, 12/01/14                               1,141,890
        765,000         5.000%, 12/01/16                                 826,514
      1,675,000         5.000%, 12/01/21                               1,667,044
      1,000,000         5.000%, 12/01/22                                 976,520
      5,050,000         4.750%, 12/01/27                               4,317,598
                  Ritenour School District Educational
                     Facilities Authority RB
        400,000         5.000%, 03/01/22                                 335,164
        135,000         4.750%, 03/01/16                                 124,612
        140,000         4.750%, 03/01/17                                 125,668
        130,000         4.625%, 03/01/15                                 121,949
        110,000         4.500%, 03/01/12                                 108,431
        115,000         4.500%, 03/01/13                                 111,437
        110,000         4.375%, 03/01/11                                 109,615
         50,000         4.250%, 03/01/09                                  50,032

   Principal
    Amount $                                                         Value $
---------------                                                  ---------------
                  State Development Finance Board
                     Infrastructure Facilities RB, Branson
                     Landing Project, Series A
        125,000         5.375%, 12/01/22                                 107,467
        180,000         4.250%, 06/01/13                                 171,292
        100,000         4.125%, 06/01/12                                  96,669
        310,000   State Development Finance Board
                     Infrastructure Facilities TA, Drumm
                     Farm Project, Series D
                        4.250%, 04/01/17                                 313,187
        430,000   State Development Finance Board
                     Infrastructure Facilities RB, Drumm
                     Farm Project
                        4.625%, 03/01/20                                 420,321
                  State Development Finance Board
                     Infrastructure Facilities TA, Eastland
                     Center Project, Series A
        455,000         5.000%, 04/01/11                                 476,399
        825,000         5.000%, 04/01/12                                 871,167
        395,000         5.000%, 04/01/17                                 422,275
        550,000         5.000%, 04/01/20                                 558,811
                  State Development Finance Board
                     Infrastructure Facilities TA, Hartman
                     Heritage Project, Series B
        510,000         5.000%, 04/01/18                                 536,857
        360,000         5.000%, 04/01/20                                 365,767
                  State Development Finance Board
                     Infrastructure Facilities TA, Santa Fe
                     Project, Series C (3)
      2,000,000         6.096%, 04/01/23                               1,820,160
        560,000         5.746%, 04/01/16                                 547,400
        530,000         5.696%, 04/01/15                                 532,798
        500,000         5.646%, 04/01/14                                 515,435
        475,000         5.515%, 04/01/13                                 485,863
        500,000   State Development Finance Board
                     Infrastructure Facilities TA, Triumph
                     Foods Project, Series A
                        5.250%, 03/01/25                                 475,475
        325,000   State Health & Educational Facilities
                     Authority RB, Maryville University
                     of Saint Louis Project, Pre-Refunded
                     @ 100.00 (5)
                        6.750%, 06/15/10                                 349,632
      1,295,000   State Health & Educational Facilities
                     Authority RB, Park Lane Medical
                     Center, Series A, MBIA, ETM
                        5.600%, 01/01/15                               1,299,157

SCHRODER MUNICIPAL BOND FUND (IN LIQUIDATION)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

   Principal
    Amount $                                                         Value $
---------------                                                  ---------------
        150,000   State Housing Development
                     Community RB, Single-Family
                     Homeowner Loan Program,
                     Series A-1, GNMA
                        5.000%, 03/01/17                                 150,184
      1,655,000   State Transportation Sales Tax RB,
                     Transportation Development District,
                     Interstates 470 & 350, Refinancing &
                     Improvement, RADIAN
                        4.600%, 06/01/29                               1,582,097
                                                                 ---------------
                                                                      25,851,686
                  MONTANA -- 1.1%
      4,360,000   Forsyth, Pollution Control RB,
                     Northwestern Colstrip, AMBAC
                        4.650%, 08/01/23                               3,558,588
                                                                 ---------------
                  NEBRASKA -- 0.3%
        100,000   Nebhelp RB, Jr-Sub-Series A-6,
                     AMT, MBIA
                        6.400%, 06/01/13                                 109,249
                  State Educational Finance
                     Authority RB, Dana College,
                     Series A
        200,000         4.500%, 03/15/13                                 159,080
        195,000         4.500%, 03/15/14                                 146,691
        180,000         4.350%, 03/15/12                                 150,242
                  State Educational Finance
                     Authority RB, Dana College,
                     Series D
        170,000         5.400%, 03/15/25                                  92,366
        240,000         5.200%, 03/15/20                                 147,679
         50,000         4.950%, 03/15/16                                  35,005
         50,000         4.850%, 03/15/15                                  36,475
         45,000         4.700%, 03/15/13                                  36,086
         50,000         4.700%, 03/15/14                                  37,997
         45,000         4.550%, 03/15/12                                  37,794
         40,000         4.450%, 03/15/11                                  35,402
                                                                 ---------------
                                                                       1,024,066
                  NEW HAMPSHIRE -- 0.7%
      2,245,000   Claremont GO
                        6.000%, 08/15/17                               2,287,251
        185,000   State Health & Educational Facilities
                     Authority RB, Speare Memorial
                     Hospital
                        5.000%, 07/01/12                                 175,626
                                                                 ---------------
                                                                       2,462,877
                  NEW JERSEY -- 1.2%
                  Lake Como Boro GO
         38,000         4.400%, 07/15/09                                  38,426
         40,000         4.400%, 07/15/10                                  41,227
         40,000         4.400%, 07/15/11                                  41,713
         40,000         4.400%, 07/15/12                                  41,834
         40,000         4.400%, 07/15/13                                  42,120

   Principal
    Amount $                                                         Value $
---------------                                                  ---------------
                  Lake Como Boro GO
         40,000         4.400%, 07/15/14                                  42,240
         40,000         4.400%, 07/15/15                                  42,150
         40,000         4.400%, 07/15/16                                  42,026
        635,000   State Economic Development
                     Authority RB, Wanaque
                     Convalescent Center Project,
                     Series A, (LOC: Sovereign Bank)
                        3.750%, 02/15/12                                 635,000
                  State Health Care Facilities Financing
                     Authority RB, Allegany Health
                     System, Our Lady of Lourdes,
                     MBIA, ETM
         30,000         5.200%, 07/01/18                                  31,818
        170,000         5.125%, 07/01/13                                 179,432
         40,000   State Health Care Facilities RB,
                     Community Memorial Hospital Toms
                     River, ETM
                        6.750%, 07/01/09                                  41,058
                  State Higher Education Assistance
                     Authority RB, Series A, AMT,
                     AMBAC
        990,000         5.200%, 06/01/13                               1,001,128
      1,055,000         4.950%, 06/01/10                               1,067,090
                  Woodlynne GO
         50,000         4.625%, 08/01/09                                  50,753
         50,000         4.625%, 08/01/10                                  51,994
         50,000         4.625%, 08/01/11                                  52,740
         60,000         4.625%, 08/01/12                                  63,716
         60,000         4.625%, 08/01/13                                  64,389
         60,000         4.625%, 08/01/14                                  64,055
         70,000         4.625%, 08/01/15                                  74,679
         70,000         4.625%, 08/01/16                                  74,567
         70,000         4.625%, 08/01/17                                  74,142
         72,000         4.625%, 08/01/18                                  75,430
                                                                 ---------------
                                                                       3,933,727
                  NEW MEXICO -- 0.0%
         45,000   State Mortgage Finance Authority RB,
                     Single-Family Mortgage, Series B-2,
                     AMT, GNMA, FNMA, FHLMC
                        5.550%, 01/01/30                                  42,701
                                                                 ---------------
                  NEW YORK -- 2.7%
                  Freeport GO
        100,000         4.500%, 08/01/09                                 101,719
        100,000         4.500%, 08/01/10                                 104,405
        100,000         4.500%, 08/01/12                                 107,818
        125,000         4.500%, 08/01/13                                 136,375
        125,000         4.500%, 08/01/14                                 137,185
        125,000         4.500%, 08/01/15                                 137,835
        125,000         4.500%, 08/01/16                                 137,549
        150,000   Hempstead Town, Industrial
                     Development Agency RB, Adelphi
                     University Civic Facilities
                        5.250%, 02/01/13                                 153,285

SCHRODER MUNICIPAL BOND FUND (IN LIQUIDATION)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

   Principal
    Amount $                                                         Value $
---------------                                                  ---------------
        115,000   Metropolitan Transportation
                     Authority RB, Commuter Facilities,
                     Series B, AMBAC, ETM
                        5.125%, 07/01/24                                 116,461
         75,000   Metropolitan Transportation
                     Authority RB, Dedicated Tax Fund,
                     Series A, FGIC, ETM
                        5.250%, 04/01/14                                  75,971
                  Metropolitan Transportation
                     Authority RB, Grand Central
                     Terminal - 2, AMT, FSA, ETM
        100,000         5.500%, 07/01/12                                 100,226
         55,000         5.400%, 07/01/11                                  55,120
        100,000   Metropolitan Transportation
                     Authority RB, Service Contract,
                     Series Q, AMBAC, ETM
                        5.125%, 07/01/12                                 100,791
        810,000   State Dormitory Authority RB,
                     Concord College Nursing Home,
                     GNMA
                        4.150%, 08/15/17                                 836,357
      4,500,000   State Dormitory Authority RB, Non
                     State Supported Debt, Cabrini
                     College Westchester, GNMA
                        5.200%, 02/15/41                               4,084,110
        200,000   State Environmental Facilities RB,
                     Corporate Pollution Conrol, Water
                     Revolving Fund, Series D, ETM
                        5.000%, 06/15/12                                 208,840
                  State Housing Finance Agency RB,
                     Capitol Green Apartments, Series B,
                     AMT, FNMA
        500,000         4.375%, 11/15/17                                 485,955
      1,000,000         4.200%, 11/15/14                                 998,670
        955,000   State Housing Finance Agency RB,
                     Multi-Family Housing, Highland
                     Avenue Apartments, Series A, AMT,
                     SONYMA
                        4.700%, 02/15/17                               1,007,955
         25,000   State Urban Development RB, Capital
                     Appreciation, MBIA (2)
                        2.261%, 01/01/11                                  23,099
         35,000   State Urban Development RB, Capital
                     Appreciation, Series O, FSA (2)
                        2.814%, 01/01/11                                  32,339
         95,000   State Urban Development RB, Capital
                     Appreciation (2)
                        3.005%, 01/01/11                                  88,325
         50,000   Triborough Bridge & Tunnel
                     Authority RB, General Purpose,
                     Series B, ETM
                        5.100%, 01/01/10                                  50,170
                                                                 ---------------
                                                                       9,280,560

   Principal
    Amount $                                                         Value $
---------------                                                  ---------------
                  NORTH CAROLINA -- 0.1%
        180,000   Mecklenburg County, Multi-Family
                     Housing RB, Little Rock
                     Apartments, AMT, FNMA
                        3.500%, 01/01/12                                 180,000
        235,000   State Medical Care Community
                     Hospital RB, Saint Joseph Hospital
                     Project, AMBAC, ETM
                        5.100%, 10/01/14                                 235,618
                                                                 ---------------
                                                                         415,618
                  NORTH DAKOTA -- 0.1%
                  State Housing Finance Agency RB,
                     Housing Finance Program Home
                     Mortgage, Series B, AMT
        250,000         4.125%, 07/01/11                                 250,142
        210,000         4.000%, 07/01/10                                 209,868
                                                                 ---------------
                                                                         460,010
                  OHIO -- 3.8%
                  Buckeye, Tobacco Settlement RB,
                     Asset-Backed Senior Turbo,
                     Series A-2
      9,050,000         6.000%, 06/01/42                               5,277,236
      2,000,000         5.875%, 06/01/30                               1,272,620
        235,242   Columbus, Independence
                     Assessment SA (7)
                        4.250%, 12/06/17                                 234,534
        240,129   Columbus, Maize Morse Area SA (7)
                        4.250%, 12/06/17                                 239,406
        150,000   Columbus, Sewer Improvement
                     Bonds GO, ETM
                        6.000%, 09/15/11                                 150,894
        206,352   Columbus, Strimple Kilbourne SA (7)
                        4.250%, 12/06/17                                 205,731
        270,000   Germantown, Public Infrastructure GO,
                     Hickory Point
                        4.600%, 12/01/15                                 270,203
      2,260,000   State Economic Development RB,
                     Heath Grains Bakery (3)(6)(7)(8)
                        5.840%, 12/01/25                               2,219,795
      1,080,000   State Housing Finance Agency
                     Mortgage RB, Residential
                     Mortgage-Backed Securities,
                     Series E, AMT, GNMA, FNMA
                        4.625%, 09/01/16                               1,083,326
      1,915,000   Summit County, Port Authority
                     Board RB, Cavaliers Practice,
                     Series D (3)(7)
                        6.250%, 05/15/26                               1,726,315
        100,000   Wood County, Industrial
                     Development RB, Schutz Container
                     Systems Project, Series B, AMT,
                     (LOC: Bayerische Hypo-und
                     Vereinsbank)
                        7.125%, 06/01/13                                 100,599
                                                                 ---------------
                                                                      12,780,659

SCHRODER MUNICIPAL BOND FUND (IN LIQUIDATION)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

   Principal
    Amount $                                                         Value $
---------------                                                  ---------------
                  OKLAHOMA -- 2.6%
                  McAlester Public Works Authority RB,
                     Series B (3)
      1,195,000         7.100%, 09/01/18                               1,102,519
        515,000         7.000%, 09/01/17                                 476,787
        485,000         6.900%, 09/01/16                                 450,293
        455,000         6.800%, 09/01/15                                 428,706
        420,000   State Housing Finance Agency RB,
                     Single-Family Mortgage, Home
                     Ownership Loan Program, Series B,
                     AMT, GNMA, FNMA, FHLMC
                        4.250%, 09/01/25                                 407,505
         90,000   Tulsa County, Home Finance
                     Authority RB, Single-Family
                     Mortgage, FGIC, ETM
                        6.900%, 08/01/10                                  94,622
                  Tulsa, Industrial Authority TA,
                     Series A (3)
      2,500,000         7.350%, 01/01/17                               2,181,350
      1,500,000         7.020%, 01/01/12                               1,440,120
                  Tulsa, Industrial Authority TA,
                     Series B (3)
      2,500,000         7.300%, 07/01/16                               2,174,650
        175,000         6.970%, 07/01/11                                 169,388
                                                                 ---------------
                                                                       8,925,940
                  PENNSYLVANIA -- 12.0%
                  Abington Township, Municipal
                     Authority RB, Marywood University
                     Project, RADIAN
        705,000         4.450%, 06/01/20                                 575,470
        730,000         4.450%, 06/01/21                                 577,299
        675,000         4.400%, 06/01/19                                 564,496
        650,000         4.250%, 06/01/18                                 549,997
         60,000   Allegheny County, Hospital
                     Development Authority RB,
                     Pittsburgh Mercy Health Systems,
                     AMBAC, ETM
                        5.625%, 08/15/26                                 60,037
      5,000,000   Allegheny County, Hospital
                     Development Authority RB,
                     University of Pittsburgh Medical
                     Center, Series A-1 (1)
                        2.959%, 02/01/37                               2,450,000
                  Allegheny County, Redevelopment
                     Authority TA, Waterfront Project,
                     Series B
        125,000         4.250%, 12/15/12                                 130,300
        160,000         4.000%, 12/15/10                                 163,928
        165,000         4.000%, 12/15/11                                 170,600

   Principal
    Amount $                                                         Value $
---------------                                                  ---------------
      2,330,000   Allegheny County, Residential Finance
                     Authority RB, Single-Family
                     Mortgage, Series VV, AMT, GNMA,
                     FNMA
                        4.800%, 11/01/22                               2,184,585
         80,000   Dauphin County, General
                     Authority RB, Hapsco-Western
                     Pennsylvania Hospital Project,
                     Series A-1, MBIA, ETM
                        5.500%, 07/01/13                                  87,129
      1,660,000   Delaware County, Hospital Revenue
                     Authority RB, Crozer Keystone
                     Obligation Group, Series A
                        5.000%, 12/15/19                               1,384,357
     17,000,000   Delaware Valley Regional Finance
                     Authority RB, Series C (1)
                        2.226%, 06/01/37                               6,545,000
      1,525,000   Harrisburg, Parking Authority RB,
                     Series R, XLCA
                        4.250%, 05/15/21                               1,267,992
         25,000   Hempfield, School District GO, ETM
                        7.200%, 10/15/09                                  25,300
      2,650,000   Lehigh County, General Purpose
                     Authority RB, St. Lukes Hospital
                     Bethlehem (1)
                        2.460%, 08/15/42                                 861,250
      4,005,000   Montgomery County Industrial
                     Development Authority RB,
                     Montenay Project, Series A, MBIA
                        5.250%, 11/01/13                               4,511,392
      1,500,000   Philadelphia, Authority for Industrial
                     Development RB, Commercial
                     Development, Red Lion,
                     AMT, Mandatory Put,
                     (LOC: PNC Bank, NA)(4)
                        4.500%, 12/01/11                               1,500,810
        585,000   Philadelphia, Authority for Industrial
                     Development RB, Russell Byers
                     Charter School, Series A
                        4.900%, 05/01/17                                 492,459
         95,000   Philadelphia, Authority for Industrial
                     Development RB, Russell Byers
                     Charter School, Series B (3)
                        6.625%, 05/01/09                                  95,117
        885,000   Philadelphia, Multi-Family Housing
                     Redevelopment Authority RB,
                     Pavilion Apartments Project,
                     Series A, AMT, HUD Section 236
                        4.250%, 10/01/16                                 912,107
        500,000   Philadelphia, School District GO,
                     Series D, FSA
                        5.000%, 06/01/15                                 569,135
      4,785,000   Scranton, Redevelopment
                     Authority RB, RADIAN (3)
                        6.100%, 11/01/24                               3,670,717

SCHRODER MUNICIPAL BOND FUND (IN LIQUIDATION)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

   Principal
    Amount $                                                         Value $
---------------                                                  ---------------
        900,000   State Economic Development
                     Financing Authority RB, York Water
                     Project, Series A, AMT, XLCA
                        5.000%, 04/01/16                                 898,866
        755,000   State Higher Educational Facilties
                     Authority RB, Allegheny Delaware
                     Valley Obligation, Series A, MBIA
                        5.700%, 11/15/11                                 730,130
                  State Higher Educational Facilties
                     Authority RB, Association of
                     Independent Colleges & Universities,
                     Gwynedd-Mercy College Project,
                     Series 2007 GG5, RADIAN
        405,000         4.125%, 05/01/12                                 394,798
        375,000         4.000%, 05/01/10                                 374,527
        390,000         4.000%, 05/01/11                                 385,714
                  State Higher Educational Facilties
                     Authority RB, Indiana University,
                     Series A, XLCA (1)
     14,250,000         1.611%, 07/01/39                               4,631,250
      8,155,000         1.561%, 07/01/27                               3,465,875
        235,000   State Higher Educational Facilties
                     Authority RB, St. Francis
                     Independent Colleges-Universities
                        5.000%, 11/01/11                                 227,654
                                                                 ---------------
                                                                      40,458,291
                  RHODE ISLAND -- 0.3%
         55,000   State Depositors Economic
                     Protection RB, Series B, MBIA,
                     ETM
                        6.000%, 08/01/17                                  64,528
        135,000   State Health & Educational Building
                     Authority RB, Capital Appreciation,
                     Series B, BIG (2)
                        3.335%, 11/01/12                                 111,962
                  Woonsocket, Housing Authority RB,
                     Capital Funds Housing Project
        385,000         4.500%, 09/01/10                                 402,568
        420,000         4.500%, 09/01/12                                 454,381
                                                                 ---------------
                                                                       1,033,439
                  SOUTH CAROLINA -- 1.3%
        355,000      Greenville County, Airport RB,
                     Donaldson Industrial Air Park
                     Project, AMT
                        6.125%, 10/01/17                                 322,670
                  Lee County School Facilities RB,
                     Series 2006, RADIAN
      1,000,000         6.000%, 12/01/21                               1,002,620
      1,650,000         6.000%, 12/01/22                               1,628,500
        180,000   Piedmont, Municipal Power
                     Agency RB, Capital Appreciation,
                     Series A, AMBAC (2)
                        4.823%, 01/01/15                                 130,678

   Principal
    Amount $                                                         Value $
---------------                                                  ---------------
                  State Educational Facilities
                     Authority RB, Non-Profit
                     Institutions, Wofford College,
                     Series A
        360,000         4.500%, 04/01/20                                 347,105
        375,000         4.500%, 04/01/21                                 350,880
        675,000         4.500%, 04/01/30                                 529,990
                                                                 ---------------
                                                                       4,312,443
                  TENNESSEE -- 0.3%
        355,000   Nashville & Davidson Counties,
                     Metropolitan Government Cab
                     Converter RB, FGIC
                        7.700%, 01/01/12                                 390,905
        500,000   Nashville & Davidson Counties,
                     Metropolitan Government Health &
                     Eductional Facilities Board RB,
                     Open Arms Development Center,
                     RADIAN
                        5.100%, 08/01/16                                 488,140
         40,000   State School Board Authority RB,
                     Series B (9)
                        5.250%, 05/01/10                                  40,330
                                                                 ---------------
                                                                         919,375
                  TEXAS -- 2.5%
         75,000      Brownsville GO, Capital Appreciation,
                     AMBAC (2)
                        3.389%, 02/15/11                                  67,010
                  Fort Bend County, Municipal Utility
                     District No. 23 GO, MBIA-RE FGIC
         65,000         6.500%, 09/01/09                                  66,898
         70,000         6.500%, 09/01/10                                  75,010
         45,000         6.500%, 09/01/11                                  49,913
         95,000         5.000%, 09/01/16                                 101,312
        250,000   Greater Greenspoint, Redevelopment
                     Authority RB, Tax Increment
                     Contract, RADIAN
                        5.250%, 09/01/10                                 254,710
        105,000   Harris County, Health Facilities
                     Development RB, St. Lukes
                     Episcopal Hospital Project, ETM
                        6.625%, 02/15/12                                 105,462
        100,000   Houston, Airport System RB, Series A,
                     AMT, MBIA-RE FGIC
                        5.000%, 07/01/19                                  95,917
         95,000   Houston, Airport System RB, ETM
                        7.600%, 07/01/10                                 100,243
        335,000   Howard County GO, RADIAN
                        4.000%, 02/15/14                                 342,832
      3,545,000   Lewisville, Combination Contract SA,
                     Refunding & Capital Improvement,
                     Lewisville Castle Hills Public
                     Improvement-District 2, ACA (7)
                        5.625%, 09/01/17                               2,777,685

SCHRODER MUNICIPAL BOND FUND (IN LIQUIDATION)

SCHEDULE OF INVESTMENTS
  JANUARY 31, 2009 (UNAUDITED)

   Principal
    Amount $                                                         Value $
---------------                                                  ---------------
      2,000,000   Lewisville, Combination Contract SA,
                     Refunding & Capital Improvement,
                     Lewisville Castle Hills Public
                     Improvement-District 2, ACA (7)
                     5.875%, 09/01/22                                  1,378,000
        500,000   Retama, Development Corporate
                     Special Facilities RB, Retama
                     Racetrack, ETM (3)
                     8.750%, 12/15/11                                    588,715
         50,000   Sendero, Public Facilities RB, Crown
                     Meadows Project, Series A, FHLMC
                     4.250%, 06/01/13                                     52,879
                  Sienna, Plantation Levee Improvement
                     District GO, FSA
        430,000      4.750%, 09/01/23                                    436,299
        450,000      4.750%, 09/01/24                                    452,435
      1,155,000   State Department of Housing &
                     Community RB, Summit Point
                     Apartments, AMT, GNMA
                     4.800%, 06/20/18                                  1,148,913
        411,830   West Central, Regional Housing
                     Finance Authority RB,
                     Mortgage-Backed Securities
                     Program, Series A, AMT, GNMA,
                     FNMA, FHLMC
                     5.350%, 12/01/39                                    399,508
                                                                 ---------------
                                                                       8,493,741
                     UTAH -- 0.8%
         30,000   Intermountain Power Agency RB,
                     Series A, ETM
                     5.000%, 07/01/21                                     30,080
      1,260,000   State Housing Corporation,
                     Single-Family Mortgage RB,
                     Series C-1, Class III, AMT
                     4.850%, 07/01/27                                  1,097,183
        925,000   State Housing Corporation,
                     Single-Family Mortgage RB,
                     Series G-1, Class III, AMT
                     4.700%, 07/01/28                                    751,544
      1,000,000   Utah County Environmental RB,
                     Marathon Oil Project (1)
                     5.050%, 11/01/17                                    948,860
                                                                 ---------------
                                                                       2,827,667
                  VIRGINIA -- 0.0%
        140,000   Norfolk, Packaging Systems RB,
                     Series A, MBIA
                     4.000%, 02/01/19                                    140,155
                                                                 ---------------
                     WASHINGTON -- 0.1%
        261,407   Nooksack Indian Tribe RB
                     5.500%, 02/23/11                                    254,027
                                                                 ---------------

   Principal
    Amount $                                                         Value $
---------------                                                  ---------------
                  WEST VIRGINIA -- 0.6%
        360,000   State Economic Development
                     Authority, Industrial Development,
                     Central Supply Co. Project, AMT,
                     (LOC: BB&T)
                     5.500%, 05/15/10                                    358,330
      2,000,000   State Jobs Investment Trust Board RB,
                     Promissory Notes, Series D (2)(3)
                     7.413%, 07/31/13                                  1,544,140
                                                                 ---------------
                                                                       1,902,470
                  WISCONSIN -- 1.4%
      2,985,000   Franklin Solid Waste Disposal RB,
                     Waste Management Conversion,
                     AMT (1)
                     4.950%, 04/01/16                                  2,458,028
      1,365,000   Oshkosh, Industrial Development
                     Authority RB, Don Evans Project,
                     AMT, Mandatory Put, (LOC:
                     Marshall & Isley) (4)
                     5.500%, 12/01/11                                  1,326,357
         10,000   State Transportation RB, Series A
                     5.500%, 07/01/11                                     10,932
         60,000   Winnebago County, Promissory
                     Notes GO
                     4.375%, 04/01/12                                     61,913
      1,000,000   Wisconsin Housing & Economic
                     Development Authority RB, Series C
                     4.750%, 09/01/12                                  1,011,480
                                                                 ---------------
                                                                       4,868,710
                                                                 ---------------
                  TOTAL MUNICIPAL BONDS
                     (Cost $384,315,695)                             312,138,636
                                                                 ---------------
                  CORPORATE OBLIGATIONS (3)(7) -- 0.8%
        250,000   Kidspeace National Centers of
                     Georgia, USDA (1)(6)(8)
                     6.300%, 12/01/28                                    267,273
        745,660   Landmark Leasing (6)(8)
                     6.200%, 10/01/22                                    850,882
      1,660,932   Niagara Elmwood
                     6.120%, 12/15/11                                  1,685,148
                                                                 ---------------
                  TOTAL CORPORATE OBLIGATIONS
                     (Cost $2,656,592)                                 2,803,303
                                                                 ---------------

     Shares
---------------
                  SHORT-TERM INVESTMENTS -- 2.8%
        391,318   JPMorgan Tax Free Money Market
                     Fund, 0.490% (10)                                   391,318

SCHRODER MUNICIPAL BOND FUND (IN LIQUIDATION)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

     Shares                                                          Value $
---------------                                                  ---------------
      9,000,903   SEI Tax Exempt Trust - Institutional
                     Tax Free Portfolio Class A, 0.840% (10)           9,000,903
                                                                 ---------------
                  TOTAL SHORT-TERM INVESTMENTS
                     (Cost $9,392,221)                                 9,392,221
                                                                 ---------------
                  TOTAL INVESTMENTS -- 96.0%
                     (Cost $396,364,508)*                            324,334,160
                                                                 ---------------
                  OTHER ASSETS LESS
                     LIABILITIES -- 4.0%                              13,470,281
                                                                 ---------------
                  NET ASSETS -- 100.0%                           $   337,804,441
                                                                 ===============

     On October 14, 2008, the Board of Trustees voted to close the Schroder Municipal Bond Fund and to commence the orderly liquidation of the Fund's assets.

* At January 31, 2009, the tax basis cost of the Fund's investments was $396,364,508, and the unrealized appreciation and depreciation of investments owned by the Fund were $3,996,090 and $(76,026,438), respectively.

(1)  Variable Rate Security -- Rate disclosed is as of January 31, 2009.

(2) Zero Coupon Security -- Rate disclosed is the effective yield at time of purchase.

(3)  Security is taxable.

(4) Mandatory Put Security -- The mandatory put date is shown as the maturity date on the Schedule of Investments.

(5)  Pre-Refunded Security -- The maturity date shown is the pre-refunded date.

(6)  Security considered restricted.

(7)  Private Placement Security.

(8) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2009, the value of this security amounted to $3,337,950, representing 1.0% of the net assets of the Fund.

(9)  Economically Defeased Security.

(10) The rate shown represents the 7-day current yield as of January 31, 2009.

AMT -- Income from security may be subject to alternative minimum tax.

CIFG -- Cornell/Intel Faculty Group

COP -- Certificate of Participation

ETM -- Escrowed to Maturity

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

GO -- General Obligation

HUD -- Department of Housing and Urban Development

LOC -- Letter of Credit

NA -- National Association

RB -- Revenue Bond

SA -- Special Assessment

TA -- Tax Allocation

TAN -- Tax Anticipation Note

Guaranteed as to principal and interest by the organization identified below:

ACA -- American Capital Access

ADFA -- ADFA Guaranty

AMBAC -- American Municipal Bond Assurance Corporation

BIG -- BIG Guaranty

CA MTG -- California Mortgage

FGIC -- Financial Guarantee Insurance Company

FSA -- Financial Security Assurance

MBIA -- Municipal Bond Investors Assurance

MBIA-RE FGIC -- Municipal Bond Investors Assurance re-insurance of Financial Guaranty Insurance Company

RADIAN -- RADIAN Guaranty

SONYMA -- SONYMA Guaranty

USDA -- USDA Guaranty

XLCA -- XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

SCHRODER MUNICIPAL BOND FUND (IN LIQUIDATION)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

RESTRICTED SECURITIES:

As of January 31, 2009, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registrations under the Securities Act of 1933 or pursuant to an exemption therefrom. These investments are valued in accordance with procedures approved by the Fund's Board of Trustees. The acquisition date of these investments, along with their costs and values as of January 31, 2009 were as follows:

                                PRINCIPAL AMOUNT   ACQUISITION DATE      COST      MARKET VALUE   % OF NET ASSETS
                                ----------------   ----------------   ----------   ------------   ---------------
Kidspeace National Centers of
   Georgia, USDA
   6.300%, 12/01/28                $  250,000           1/5/04        $  250,000    $  267,273          0.1%
Landmark Leasing
   6.200%, 10/01/22                   745,660           12/9/04          745,660       850,882          0.3
State Economic Development
   RB, Heath Grains Bakery
   5.840%, 12/01/25                 2,260,000           7/31/06        2,185,985     2,219,795          0.7

SCHRODER SHORT-TERM MUNICIPAL BOND FUND (IN LIQUIDATION)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

   Principal
    Amount $                                                         Value $
---------------                                                  ---------------
                  MUNICIPAL BONDS -- 93.0%
                  ARIZONA -- 0.7%
         20,000   Maricopa County, Hospital RB,
                     Intermediate Community-Sun City,
                     ETM
                     8.625%, 01/01/10                                     21,244
         19,000   Maricopa County, Hospital RB, St.
                     Lukes Hospital Medical Center
                     Project, ETM
                     8.750%, 02/01/10                                     19,748
        540,000   Maricopa County, Industrial
                     Development Authority RB,
                     Bal-Catholic West, Unrefunded,
                     Series A
                     5.000%, 07/01/16                                    558,025
         75,000   Pinal County Industrial Development
                     Authority, Correctional Facilities RB,
                     Florence West Prison, Series A, ACA
                     3.875%, 10/01/09                                     75,190
                                                                 ---------------
                                                                         674,207
                  ARKANSAS -- 3.7%
        150,000      Fayetteville, Sales & Use Tax RB, FSA
                     4.125%, 11/01/26                                    153,144
      1,155,000   Fayetteville, Sales & Use Tax RB,
                     Series A, FSA
                     4.000%, 11/01/21                                  1,226,633
         15,000   Rogers, Sales & Use Tax RB, Series A,
                     MBIA-RE FGIC
                     4.125%, 09/01/23                                     14,622
      1,465,000   Rogers GO, Capital Improvement,
                     XLCA
                     4.250%, 03/01/31                                  1,495,663
        940,000   Springdale, Sales & Use Tax RB, MBIA
                     4.000%, 07/01/16                                    969,572
                                                                 ---------------
                                                                       3,859,634
                  CALIFORNIA -- 12.9%
        415,333   Alexander Valley, School District
                     Lease Certificates RB, Flexfund
                     Program
                     4.250%, 07/01/14                                    419,212
      4,750,000   Long Beach, Finance Authority RB,
                     Natural Gas Purification,
                     Series B (1)
                     2.850%, 11/15/25                                  1,923,750
      3,315,000   Manteca, Financing Authority
                     Sewer RB, Series B, MBIA
                     5.000%, 12/01/33                                  3,407,820
                  State of California GO, Water
                     Resources Development, Series M
      3,900,000      4.900%, 10/01/13                                  3,906,006
      3,500,000      4.875%, 10/01/10                                  3,507,070
        235,000   Statewide Communities, Development
                     Authority RB, Warwick Terrace
                     Apartments, Series H, (LOC: City
                     National Bank)
                     4.800%, 04/15/19                                    225,201

   Principal
    Amount $                                                         Value $
---------------                                                  ---------------
        139,987   Temple City, School District RB,
                     Flexfund Program
                     4.000%, 12/01/14                                    142,379
                                                                 ---------------
                                                                      13,531,438
                  COLORADO -- 12.2%
      7,205,000   Adonea, Metropolitan District No.
                     2 RB, Series B, (LOC: Compass
                     Bank)
                     4.375%, 12/01/15                                  7,522,668
      1,940,000   Beacon Point, Metropolitan
                     District RB, Series B, (LOC:
                     Compass Bank)
                     4.375%, 12/01/15                                  1,942,968
        985,000   Denver Health & Hospital
                     Authority RB, Series B (1)
                     2.576%, 12/01/33                                    408,775
      1,395,000   High Plains, Metropolitan District RB,
                     Series B, (LOC: Compass Bank)
                     4.375%, 12/01/15                                  1,456,505
      1,040,000   Maher Ranch, Metropolitan District
                     No. 4 GO, RADIAN
                     4.375%, 12/01/13                                  1,065,449
        140,000   State Housing & Finance
                     Authority RB, Single-Family
                     Program, Series C-2, AMT, FHA
                     8.400%, 10/01/21                                    153,975
        235,000   State Housing & Finance
                     Authority RB, Single-Family
                     Program, Series D-2, AMT
                     6.350%, 11/01/29                                    242,753
                                                                 ---------------
                                                                      12,793,093
                  DELAWARE -- 0.1%
         85,000      State Housing Authority RB,
                     Single-Family Mortgage, Series A-1,
                     AMT, MBIA
                     5.300%, 07/01/11                                     85,970
                                                                 ---------------
                  DISTRICT OF COLUMBIA -- 0.1%
         90,000   Housing Finance Agency RB, 1330 7th
                     Street Apartments, Series A, AMT,
                     FHA
                     3.000%, 12/01/09                                     90,319
                                                                 ---------------
                  GEORGIA -- 1.0%
        695,000   Cobb County, Kennestone Hospital
                     Authority RB, Capital Appreciation
                     Certificates, Series 86A, MBIA,
                     ETM (3)
                     4.713%, 08/01/15                                    514,759
        490,000   Hapeville, Development Authority RB,
                     Intergovernmental (2) (10)
                     6.500%, 08/01/09                                    494,743
                                                                 ---------------
                                                                       1,009,502

SCHRODER SHORT-TERM MUNICIPAL BOND FUND (IN LIQUIDATION)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

   Principal
    Amount $                                                         Value $
---------------                                                  ---------------
                  IDAHO -- 0.0%
         15,000      State Housing & Finance
                     Association RB, Single-Family
                     Mortgage Program, Sub-Series G-2,
                     AMT
                     5.750%, 01/01/14                                     15,380
         15,000   State Housing & Finance
                     Association RB, Single-Family
                     Mortgage Program, Sub-Series H-2,
                     AMT, FHA
                     5.850%, 01/01/14                                     15,426
                                                                 ---------------
                                                                          30,806

                  ILLINOIS -- 11.1%
      4,940,000   Bartlett, Quarry Redevelopment
                     Project TA
                     5.350%, 01/01/17                                  4,198,012
      5,000,000   Bolingbrook, Sales Tax RB (11)
                     6.000%, 01/01/26                                  3,407,700
        634,000   Cary, Special Tax, Special Service
                     Area No. 1, RADIAN
                     4.400%, 03/01/16                                    575,324
          5,000   Chicago, Single-Family Mortgage RB,
                     Series B, AMT, GNMA, FNMA,
                     FHLMC
                     6.950%, 09/01/28                                      5,121
        605,000   McCook, British Home Project RB,
                     Mandatory Put, (LOC: LaSalle
                     Bank NA) (1)(5)
                     4.250%, 12/01/09                                    606,609
      3,405,000   Pingree Grove, Special Tax, Special
                     Services Area, Cambridge Lakes
                     Project, Series 05-1
                     5.250%, 03/01/15                                  2,803,677
                                                                 ---------------
                                                                      11,596,443
                  INDIANA -- 1.7%
      1,095,000   Carmel, Industrial Redevelopment RB,
                     BAN, District Golf
                     5.875%, 02/01/10                                  1,094,858
        350,000   Hamilton County, Industrial
                     Redevelopment TA, District Tax
                     Increment Revenue
                     3.850%, 01/10/10                                    351,292
        105,000   State Health Facility Financing
                     Authority RB, Unrefunded, Series A,
                     MBIA
                     5.000%, 11/01/09                                    106,368
        235,000   State Housing Finance Authority RB,
                     Single-Family Mortgage, Series A-3,
                     AMT, GNMA, FNMA
                     5.375%, 01/01/23                                    232,833
                                                                 ---------------
                                                                       1,785,351
                  KANSAS -- 0.2%
        190,000   Wyandotte County, Sales Tax RB, 1st
                     Lien, Area C, (LOC: Citibank NA)
                     3.850%, 12/01/13                                    191,237
                                                                 ---------------

   Principal
    Amount $                                                         Value $
---------------                                                  ---------------
                  LOUISIANA -- 1.5%
        105,000   Calcasieu Parish, Public Transportation
                     Authority RB, Single-Family
                     Mortgage, Series A, AMT, GNMA,
                     FNMA
                     5.850%, 10/01/32                                    101,836
      1,065,000   Louisiana Local Government,
                     Environmental Facilities RB,
                     Southeastern Louisiana University,
                     Series B, MBIA
                     4.375%, 02/01/37                                  1,048,887
         25,000   Monroe-West Monroe, Single-Family
                     Mortgage RB, ETM
                     7.200%, 08/01/10                                     26,233
        410,000   State Multi-Family Housing Finance
                     Agency RB, Section 8-202 Project,
                     Series A
                     3.950%, 12/01/09                                    417,749
                                                                 ---------------
                                                                       1,594,705
                  MARYLAND -- 1.0%
                  Annapolis, Economic
                     Development RB, Saint Johns
                     College Facilities, Series A
         85,000      4.500%, 10/01/09                                     85,559
         90,000      4.250%, 10/01/10                                     90,125
         60,000   Annapolis, Economic
                     Development RB, Saint Johns
                     College Facilities, Series B
                     4.250%, 10/01/10                                     60,084
        750,000   State Health & Higher Education RB,
                     Howard County General Hospital,
                     ETM
                     5.500%, 07/01/13                                    795,450
                                                                 ---------------
                                                                       1,031,218
                  MICHIGAN -- 0.7%
        700,000      Detroit/Wayne County, Stadium
                     Authority RB, MBIA-RE FGIC
                     5.250%, 02/01/09                                    700,070
         25,000   Grand Valley, State University RB,
                     AMBAC
                     5.150%, 10/01/09                                     25,530
                                                                 ---------------
                                                                         725,600
                  MINNESOTA -- 0.8%
        165,000   Alexandria, Industrial
                     Development RB, Seluemed Limited
                     LLP Project, AMT, (LOC: U.S. Bank
                     NA) (10)
                     5.300%, 03/01/10                                    164,356
        740,000   Burnsville, Hospital System RB,
                     Fairview Community Hospitals,
                     ETM (3)
                     5.743%, 05/01/12                                    630,214
         90,000   State Housing Finance Agency RB,
                     Residential Housing Finance,
                     Series B, AMT
                     4.800%, 07/01/23                                     87,916
                                                                 ---------------
                                                                         882,486

SCHRODER SHORT-TERM MUNICIPAL BOND FUND (IN LIQUIDATION)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

   Principal
    Amount $                                                         Value $
---------------                                                  ---------------
                  MISSISSIPPI -- 0.8%
        850,000   Mississippi Business Finance RB,
                     TT&W Farm Products Project, AMT,
                     (LOC: National Bank)
                     6.900%, 07/01/10                                    851,003
                                                                 ---------------
                  MISSOURI -- 5.2%
        920,000   Boone County, Industrial Development
                     Authority RB, Otscon Project,
                     AMT, Mandatory Put, (LOC: Boone
                     County National Bank) (1)(5)
                     4.750%, 05/01/12                                    815,488
      2,750,000   Riverside, Industrial Development
                     Authority RB, Riverside Horizons
                     Project, Series B, ACA
                     4.500%, 05/01/27                                  2,438,095
      1,125,000   State Development Finance Board RB,
                     Arnold Infrastructure Project,
                     Series B
                     5.000%, 11/01/27                                  1,005,097
      1,150,000   Waynesville COP, RADIAN
                     4.200%, 04/01/17                                  1,189,526
                                                                 ---------------
                                                                       5,448,206
                  NEBRASKA -- 0.4%
        420,000   Omaha, Public Power District RB,
                     Series B, ETM
                     6.150%, 02/01/12                                    451,164
                                                                 ---------------
                  NEVADA -- 4.6%
      5,200,000   Clark County, Pollution Control RB,
                     Nevada Power Company Project,
                     ACA
                     5.300%, 10/01/11                                  4,850,196
                                                                 ---------------
                  NEW JERSEY -- 2.0%
                  State Higher Education Assistance
                     Authority RB, Series A, AMT,
                     AMBAC
        885,000      5.150%, 06/01/12                                    895,036
        845,000      5.050%, 06/01/11                                    854,481
        300,000   State Housing & Mortgage Finance
                     Agency RB, Multi-Family Housing,
                     Series A, AMT, FSA
                     5.050%, 11/01/18                                    301,809
                                                                 ---------------
                                                                       2,051,326
                  NEW YORK -- 6.5%
         95,000   State Dormitory Authority RB, State
                     Supported Debt, Unrefunded,
                     Series B
                     5.700%, 02/15/09                                     95,179
      2,115,000   State Housing Finance Agency RB,
                     Tiffany Gardens Multi-Family
                     Housing, Series B, AMT, SONYMA
                     4.750%, 08/15/37                                  1,892,290

   Principal
    Amount $                                                         Value $
---------------                                                  ---------------
      4,510,000   State Mortgage Agency RB,
                     Homeowner Mortgage, Series 87
                     5.150%, 04/01/17                                  4,596,592
        235,000   State Urban Development RB, Capital
                     Appreciation, Series O, FSA (3)
                     3.071%, 01/01/11                                    217,133
                                                                 ---------------
                                                                       6,801,194
                  NORTH CAROLINA -- 0.1%
         25,000   Pasquotank County, Public Schools
                     Project COP, MBIA
                     5.000%, 06/01/15                                     25,060
         70,000   State Medical Care Community RB,
                     North Carolina Housing Foundation
                     Project, ACA
                     6.000%, 08/15/10                                     70,881
                                                                 ---------------
                                                                          95,941
                  NORTH DAKOTA -- 0.3%
        255,000   State Housing Finance Agency RB,
                     Home Mortgage Program, Series A,
                     AMT
                     5.200%, 07/01/19                                    255,538
                                                                 ---------------
                  OHIO -- 0.6%
         25,000   Cuyahoga County, Deaconess Hospital
                     Project RB, ETM
                     6.750%, 11/01/09                                     26,173
         65,000   Franklin County, First Mortgage RB,
                     OCLC Project, ETM
                     7.500%, 06/01/09                                     66,535
        495,000   Montgomery County, Health
                     Facilities Authority RB,
                     Franciscan at Saint Leonard,
                     Pre-Refunded @ 100.00 (6)
                     5.500%, 01/01/10                                    514,270
                                                                 ---------------
                                                                         606,978
                  OREGON -- 0.3%
        350,000   State Housing & Community Services
                     Department RB, Single-Family
                     Mortgage Program, Series F, AMT,
                     MBIA
                     5.650%, 07/01/28                                    315,451
                                                                 ---------------
                  PENNSYLVANIA -- 12.8%
        705,000   Allegheny County, Hospital
                     Development Authority RB,
                     University of Pittsburgh Medical
                     Center, Series A-1 (1)
                     2.959%, 02/01/37                                    345,450
      1,775,000   Bucks County, Industrial Development
                     Authority RB, School Lane Charter
                     School Project, Series A (4)(7)
                     4.600%, 03/15/17                                  1,478,256
      6,300,000   Delaware Valley, Regional Finance
                     Authority RB, Series C (1)
                     2.126%, 06/01/27                                  3,055,500
         90,000   Lakeland, School District GO, ETM
                     8.875%, 08/15/10                                     96,924

SCHRODER SHORT-TERM MUNICIPAL BOND FUND (IN LIQUIDATION)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

   Principal
    Amount $                                                         Value $
---------------                                                  ---------------
        975,000   Lehigh County, General Purpose
                     Authority RB, St. Lukes Hospital
                     Bethlehem (1)
                     2.460%, 08/15/42                                    316,875
      2,515,000   Lycoming County, Hospital
                     Authority RB, Divine Providence
                     Hospital, Connie Lee
                     5.375%, 11/15/10                                  2,517,414
        515,000   Monroe County, Hospital
                     Authority RB, Pocono Medical
                     Center
                     5.000%, 01/01/10                                    515,664
        665,000   Pittsburgh, Urban Redevelopment
                     Authority TA, Center Triangle,
                     Series B (2)
                     5.420%, 05/01/15                                    686,772
                  State Higher Educational Facilties
                     Authority RB, Indiana University,
                     Series A, XLCA (1)
      4,550,000      1.611%, 07/01/39                                  1,478,750
      4,940,000      1.561%, 07/01/27                                  2,099,500
        865,000   State Higher Educational Facilties
                     Authority RB, St. Francis
                     Independent Colleges-Universities
                     5.000%, 11/01/11                                    837,960
                                                                 ---------------
                                                                      13,429,065
                  SOUTH DAKOTA -- 2.2%
      2,075,000   Lower Brule Sioux Tribe GO, Tribal
                     Purpose-Farm Road Reconstruction,
                     Pre-Refunded @ 100.00 (6)
                     6.500%, 02/01/11                                  2,273,598
                                                                 ---------------
                  TENNESSEE -- 0.2%
        160,000   State Housing Development
                     Agency RB, Homeownership
                     Program, Series 1D
                     4.700%, 07/01/15                                    161,674
                                                                 ---------------
                  TEXAS -- 1.0%
        175,000      Brownsville GO, Capital Appreciation,
                     AMBAC (3)
                     3.389%, 02/15/11                                    156,357
        320,000   Galveston County, Single-Family
                     Housing Mortgage RB,
                     Mortgaged-Backed Securities
                     Program, Series A, AMT, GNMA,
                     FNMA
                     6.200%, 12/01/32                                    325,194
        285,000   Howard County GO, RADIAN
                     4.000%, 02/15/10                                    288,836
        250,000   State Municipal Gas Acquisition &
                     Supply RB (1)
                     2.037%, 09/15/17                                    203,750
         90,000   Valley Community Hospital RB, ETM
                     7.500%, 04/01/09                                     90,999
                                                                 ---------------
                                                                       1,065,136

   Principal
    Amount $                                                         Value $
---------------                                                  ---------------
                  UTAH -- 0.3%
        200,000   Salt Lake City RB, Westminister
                     College Project
                     4.500%, 10/01/09                                    201,158
        145,000   Utah County, Charter School RB,
                     Lincoln Academy, Series B (2)
                     6.900%, 06/15/09                                    145,402
                                                                 ---------------
                                                                         346,560
                  VIRGINIA -- 2.0%
      1,500,000   Poplar Hill, Community Development
                     Authority COP, Series A (2)(8)
                     0.000%, 09/01/34                                    658,500
        405,000   Richmond Metropolitan Authority RB,
                     ETM
                     5.600%, 01/15/13                                    435,225
        920,000   Rockbridge County, Industrial
                     Development Authority RB, Horse
                     Center, Series C, Pre-Refunded @
                     100.00 (6)
                     6.850%, 07/15/11                                  1,019,516
                                                                 ---------------
                                                                       2,113,241
                  WASHINGTON -- 3.0%
      3,100,000   King County, Housing Authority RB,
                     Series A, RADIAN
                     5.050%, 07/01/13                                  3,104,991
                                                                 ---------------
                  WEST VIRGINIA -- 0.0%
         30,000   Cabell, Putnam & Wayne Counties,
                     Single-Family Residential
                     Mortgage RB, FGIC, ETM
                     7.375%, 04/01/10                                     30,757
                                                                 ---------------
                  WISCONSIN -- 3.0%
      1,660,000   Ashland BAN, Series A
                     4.500%, 06/01/09                                  1,677,082
        900,000   Oshkosh, Industrial Development
                     Authority RB, Don Evans Project,
                     Mandatory Put, AMT, (LOC:
                     Marshall & Ilslay) (5)
                     5.500%, 12/01/21                                    874,521
        615,000   State Housing & Economic
                     Development Authority RB, Series E,
                     AMT
                     5.800%, 09/01/17                                    630,713
                                                                 ---------------
                                                                       3,182,316
                                                                 ---------------
                  TOTAL MUNICIPAL BONDS
                     (Cost $114,420,645)                              97,316,344
                                                                 ---------------
                  CORPORATE OBLIGATIONS (2)(10) -- 2.3%
        250,000   Kidspeace National Centers of
                     Georgia, USDA (1)(4)(7)
                     6.300%, 12/01/28                                    267,273

SCHRODER SHORT-TERM MUNICIPAL BOND FUND (IN LIQUIDATION)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

   Principal
    Amount $                                                         Value $
---------------                                                  ---------------
      2,116,857   Niagara Elmwood
                     6.120%, 12/15/11                                  2,147,721
                                                                 ---------------
                  TOTAL CORPORATE OBLIGATIONS
                     (Cost $2,366,858)                                 2,414,994
                                                                 ---------------

     Shares
---------------
                  SHORT-TERM INVESTMENT -- 1.3%
      1,421,860   SEI Tax Exempt Trust - Institutional
                     Tax Free Portfolio Class A, 0.840% (9)
                     (Cost $1,421,860)                                 1,421,860
                                                                 ---------------
                  TOTAL INVESTMENTS -- 96.6%
                     (Cost $118,209,363)*                            101,153,198
                                                                 ---------------
                  OTHER ASSETS LESS
                     LIABILITIES -- 3.4%                               3,534,841
                                                                 ---------------
                  NET ASSETS -- 100.0%                           $   104,688,039
                                                                 ===============

     On October 14, 2008, the Board of Trustees voted to close the Schroder Short-Term Municipal Bond Fund and to commence the orderly liquidation of the Fund's assets.

* At January 31, 2009, the tax basis cost of the Fund's investments was $118,209,363, and the unrealized appreciation and depreciation of investments owned by the Fund were $1,231,607 and $(18,287,772), respectively.

(1)  Variable Rate Security -- Rate disclosed is as of January 31, 2009.

(2)  Security is taxable.

(3) Zero Coupon Security -- Rate disclosed is the effective yield at time of purchase.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2009, the value of these securities amounted to $1,745,529, representing 1.7% of the net assets of the Fund.

(5) Mandatory Put Security -- The mandatory put date is shown as the maturity date on the Schedule of Investments.

(6)  Pre-Refunded Security -- The maturity date shown is the pre-refunded date.

(7)  Security is considered restricted.

(8) Security considered illiquid. On January 31, 2009, the value of this security amounted to $658,500 representing 0.6% of the net assets of the Fund. This security has been restructured and in accordance with its amended loan agreement is not currently paying interest.

(9)  The rate shown represents the 7-day current yield as of January 31, 2009.

(10) Private Placement Security.

(11) Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2009.

AMT -- Income from security may be subject to alternative minimum tax.

BAN -- Bond Anticipation Note

COP -- Certificate of Participation

ETM -- Escrowed to Maturity

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

GO -- General Obligation

LLP -- Limited Liability Partnership

LOC -- Letter of Credit

NA -- National Association

RB -- Revenue Bond

TA -- Tax Allocation

Guaranteed as to principal and interest by the organization identified below:

ACA -- American Capital Access

AMBAC -- American Municipal Bond Assurance Corporation

FGIC -- Financial Guarantee Insurance Company

FHA -- Federal Housing Administration

FSA -- Financial Security Assurance

MBIA -- Municipal Bond Investors Assurance

MBIA-RE FGIC -- Municipal Bond Investors Assurance re-insurance of Financial Guaranty Insurance Company

RADIAN -- RADIAN Guaranty

SONYMA -- SONYMA Guaranty

USDA -- USDA Guaranty

XLCA -- XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

SCHRODER SHORT-TERM MUNICIPAL BOND FUND (IN LIQUIDATION)

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

RESTRICTED SECURITIES:

As of January 31, 2009, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registrations under the Securities Act of 1933 or pursuant to an exemption therefrom. These investments are valued in accordance with procedures approved by the Fund's Board of Trustees. The acquisition date of these investments, along with their costs and values as of January 31, 2009 were as follows:

                                                    ACQUISITION                               % OF NET
                                 PRINCIPAL AMOUNT       DATE         COST      MARKET VALUE    ASSETS
                                 ----------------   -----------   ----------   ------------   --------
Bucks County, Industrial
   Development Authority RB
   4.600%, 03/15/17                 $1,775,000         4/5/07     $1,775,000    $1,478,256      1.4%
Kidspeace National Centers of
   Georgia, USDA
   6.300%, 12/01/28                    250,000         1/5/04        250,000       267,273      0.3

SCHRODER MULTI-ASSET GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

    Shares                                                           Value $
---------------                                                  ---------------
                  FIXED INCOME -- 36.2%
                  CORPORATE BOND -- 14.4%
         22,556   iShares iBoxx Investment Grade
                     Corporate Bond Fund                               2,251,540
                                                                 ---------------
                  EMERGING MARKET BONDS -- 8.2%
         20,972   PIMCO Developing Local Markets Fund                    169,666
         86,832   PIMCO Emerging Markets Bond Fund                       737,208
         16,714   PowerShares Emerging Markets
                     Sovereign Debt Portfolio                            366,371
                                                                 ---------------
                                                                       1,273,245
                  HIGH YIELD BONDS -- 12.0%
        354,152   Goldman Sachs High Yield Fund                        1,877,005
                                                                 ---------------
                  U.S. GOVERNMENT -- 1.6%
          2,532   iShares Barclays TIPS Bond Fund                        250,921
                                                                 ---------------
                  TOTAL FIXED INCOME
                     (Cost $6,213,893)                                 5,652,711
                                                                 ---------------
                  EQUITIES -- 34.4%
                  DOMESTIC EQUITY -- 10.0%
        218,414   Schroder U.S. Small and Mid Cap
                     Opportunities Fund +                              1,559,478
                                                                 ---------------
                  INTERNATIONAL EQUITIES -- 24.4%
          7,908   iShares MSCI Pacific ex-Japan Index
                     Fund                                                177,060
         87,041   Schroder Emerging Market Equity
                     Fund +                                              561,412
        294,383   Schroder International Alpha Fund +                  1,757,464
        269,215   Schroder International Diversified
                     Value Fund +                                      1,311,079
                                                                 ---------------
                                                                       3,807,015
                                                                 ---------------
                  TOTAL EQUITIES
                     (Cost $8,475,104)                                 5,366,493
                                                                 ---------------
                  REAL ESTATE -- 7.1%
         12,242   iShares Dow Jones U.S. Real Estate
                     Index Fund                                          383,787
         35,397   iShares S&P World ex-U.S. Property
                     Index Fund                                          717,497
                                                                 ---------------
                  TOTAL REAL ESTATE
                     (Cost $2,220,705)                                 1,101,284
                                                                 ---------------
                  ABSOLUTE RETURN -- 5.6%
         52,432   Highbridge Statistical Market Neutral
                     Select Fund, Class A
                     (Cost $840,436)                                     873,525
                                                                 ---------------
                  INFRASTRUCTURE -- 4.6%
        423,432   HSBC Infrastructure
                     (Cost $913,270)                                     715,776
                                                                 ---------------

    Shares                                                           Value $
---------------                                                  ---------------
                  PRIVATE EQUITY -- 1.6%
         18,437   PowerShares International Listed
                     Private Equity Portfolio                            141,965
         16,856   PowerShares Listed Private Equity
                     Portfolio                                           107,035
                                                                 ---------------
                  TOTAL PRIVATE EQUITY
                     (Cost $638,852)                                     249,000
                                                                 ---------------
                  SHORT-TERM INVESTMENT (1) -- 6.9%
      1,081,846   JPMorgan U.S. Government Money
                     Market Fund, 0.590%
                     (Cost $1,081,846)                                 1,081,846
                                                                 ---------------
                  TOTAL INVESTMENTS -- 96.4%
                     (Cost $20,384,106) *                             15,040,635
                                                                 ---------------
                  OTHER ASSETS LESS LIABILITIES -- 3.6%                  561,633
                                                                 ---------------
                  NET ASSETS - 100.0%                            $    15,602,268
                                                                 ===============

* At January 31, 2009, the tax basis cost of the Fund's investments was $20,384,106, and the unrealized appreciation and depreciation of investments owned by the Portfolio were $336,179 and $(5,679,650), respectively.

+    Investment in affiliated security.

(1)  The rate shown represents the 7-day current yield as of January 31, 2009.

EUR -- Euro

GBP -- British Pound Sterling

USD -- United States Dollar

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

SCHRODER MULTI-ASSET GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

FUTURES CONTRACTS:

The Portfolio had the following futures contracts outstanding as of January 31, 2009:

                                                                       NET UNREALIZED
                                NUMBER OF                 EXPIRATION    APPRECIATION/
                                CONTRACTS      VALUE         DATE      (DEPRECIATION)
                                ---------   -----------   ----------   --------------
LONG:
   DJ Euro Stoxx 50                 9       $   256,679     Mar-09       $ (44,564)
   FTSE 100 Index                   7           416,843     Mar-09         (16,867)
   TOPIX Index                      3           263,744     Mar-09            (604)
   S&P 500                         10         2,056,250     Mar-09        (131,447)
                                                                         ---------
                                                                          (193,482)
                                                                         ---------
SHORT:
   Russell Mini                   (29)       (1,289,920)    Mar-09         108,089
   U.S. Treasury 10 Year Note     (21)       (2,576,109)    Mar-09          70,752
                                                                         ---------
                                                                           178,841
                                                                         =========
                                                                         $ (14,641)
                                                                         =========

FORWARD FOREIGN CURRENCY CONTRACTS:

The Portfolio had the following forward foreign currency contracts outstanding as of January 31, 2009:

                                              NET UNREALIZED
                  CURRENCY TO   CURRENCY TO   APPRECIATION/
SETTLEMENT DATE     DELIVER       RECEIVE     (DEPRECIATION)
---------------   -----------   -----------   --------------
02/06/09          USD 789,003   EUR 631,993      $ 19,627
02/06/09          USD 643,367   GBP 606,746       (62,979)
02/06/09          EUR 528,435   USD 719,311        43,183
02/06/09          GBP 469,567   USD 824,435       143,094
02/06/09          EUR 103,558   USD 142,145         9,643
02/06/09          GBP 137,179   USD 240,354        41,308
04/17/09          USD 285,373   GBP 187,410       (13,641)
04/17/09          EUR 239,236   USD 348,625         4,455
04/17/09          GBP  35,415   USD  49,614        (1,736)
04/17/09          GBP 187,410   USD 262,548        (9,185)
                                                 --------
                                                 $173,769
                                                 ========

As of November 1, 2008, the Funds adopted Satement of Financial Accounting Standards No. 157 - Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the fair value of the Funds' investments. These inputs are summarized into the three broad levels listed below.

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Funds' assets and liabilities carried at fair value:

                                                                 APPRECIATION
                                                                   IN OTHER     DEPRECIATION IN
                                                INVESTMENTS IN    FINANCIAL     OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES     INSTRUMENTS*    INSTRUMENTS*
---------------------------------------------   --------------   ------------   ---------------
SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND
Level 1 - Quoted Prices                          $    789,218         $--             $--
Level 2 - Other Significant Observable Inputs       6,532,877          --              --
Level 3 - Significant Unobservable Inputs              30,149          --              --
                                                 ------------         ---             ---
   TOTAL                                         $  7,352,244         $--             $--
                                                 ============         ===             ===

SCHRODER EMERGING MARKET EQUITY FUND
Level 1 - Quoted Prices                          $  5,858,348         $--             $--
Level 2 - Other Significant Observable Inputs      10,044,662          --              --
Level 3 - Significant Unobservable Inputs                  --          --              --
                                                 ------------         ---             ---
   TOTAL                                         $ 15,903,010         $--             $--
                                                 ============         ===             ===

                                                                      APPRECIATION
                                                                        IN OTHER     DEPRECIATION IN
                                                     INVESTMENTS IN    FINANCIAL     OTHER FINANCIAL
VALUATION INPUTS                                       SECURITIES     INSTRUMENTS*     INSTRUMENTS*
--------------------------------------------------   --------------   ------------   ---------------
SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND
Level 1 - Quoted Prices                               $ 10,397,267      $     --       $        --
Level 2 - Other Significant Observable Inputs                   --            --                --
Level 3 - Significant Unobservable Inputs                       --            --                --
                                                      ------------      --------       -----------
   TOTAL                                              $ 10,397,267      $     --       $        --
                                                      ============      ========       ===========

SCHRODER TOTAL RETURN FIXED INCOME FUND
Level 1 - Quoted Prices                               $ 10,495,549      $194,555       $   (54,696)
Level 2 - Other Significant Observable Inputs           79,282,675            --                --
Level 3 - Significant Unobservable Inputs                       --            --                --
                                                      ------------      --------       -----------
   TOTAL                                              $ 89,778,224      $194,555       $   (54,696)
                                                      ============      ========       ===========

SCHRODER MULTI-ASSET GROWTH PORTFOLIO
Level 1 - Quoted Prices                               $ 15,040,635      $178,841       $  (193,482)
Level 2 - Other Significant Observable Inputs                   --       261,310           (87,541)
Level 3 - Significant Unobservable Inputs                       --            --                --
                                                      ------------      --------       -----------
   TOTAL                                              $ 15,040,635      $440,151       $  (281,023)
                                                      ============      ========       ===========

SCHRODER MUNICIPAL BOND FUND
Level 1 - Quoted Prices                               $  9,392,221      $     --       $        --
Level 2 - Other Significant Observable Inputs          314,941,939            --                --
Level 3 - Significant Unobservable Inputs                       --            --                --
                                                      ------------      --------       -----------
   TOTAL                                              $324,334,160      $     --       $        --
                                                      ============      ========       ===========

SCHRODER SHORT-TERM MUNICIPAL BOND FUND
Level 1 - Quoted Prices                               $  1,421,860      $     --       $        --
Level 2 - Other Significant Observable Inputs           99,731,338            --                --
Level 3 - Significant Unobservable Inputs                       --            --                --
                                                      ------------      --------       -----------
   TOTAL                                              $101,153,198      $     --       $        --
                                                      ============      ========       ===========

* Other financial instruments may include futures, forwards and swap contracts.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                       SCHRODER
                                                     INTERNATIONAL
                                                   DIVERSIFIED VALUE
INVESTMENTS IN SECURITIES                                FUND
------------------------------------------------   -----------------
Balance as of October 31, 2008                          $    --
Realized gain (loss)                                         --
Change in unrealized appreciation (depreciation)             --
Net purchases (sales)                                        --
Net transfers in and/or out of Level 3                   30,149
                                                        -------
Balance as of January 31, 2009                          $30,149
                                                        =======

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting during the period from November 1, 2008 through January 31, 2009 that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Schroder Series Trust


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           ---------------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           ---------------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer

Date: March 25, 2009


By (Signature and Title)*                  /s/ Alan M. Mandel
                                           ---------------------------
                                           Alan M. Mandel
                                           Treasurer and Chief Financial Officer

Date: March 25, 2009

* Print the name and title of each signing officer under his or her signature.